File No.333-84159
                                                               File No.811-09517
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]
          Post-Effective Amendment No.              11              [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                                  Amendment No.     12              [X]
                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT XI
                             (SCARBOROUGH ADVANTAGE)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

          Name and Address of Agent for Service:

          Amy J. Lee, Associate General Counsel
          Security Benefit Life Insurance Company
          One Security Benefit Place
          Topeka, KS 66636-0001

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2010 pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2010, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under group unallocated flexible premium deferred variable annuity contract.

                                                         [SECURITY BENEFIT LOGO]


PROSPECTUS                              May 1, 2010


--------------------------------------------------------------------------------
SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
--------------------------------------------------------------------------------

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors,Inc.

V6914                                                    32-69146-00  2009/05/01

--------------------------------------------------------------------------------
                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                        GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

               Issued By:                                 Mailing Address:
Security Benefit Life Insurance Company            Security Benefit Life Insurance Company
One Security Benefit Place                         P.O. Box 750497
Topeka, Kansas 66636-0001                          Topeka, Kansas 66675-0497
1-800-888-2461

--------------------------------------------------------------------------------

      This Prospectus describes the Scarborough Advantage Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is a group contract available for those persons eligible to participate in the International Brotherhood of Electrical Workers ("IBEW") Local Unions Savings and Retirement Plan and Trust. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XI, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     Goldman Sachs Capital Growth
o     Goldman Sachs VIT Structured Small Cap Equity
o     Invesco V.I. Global Real Estate (formerly AIM. V.I. Global Real Estate)
o     Invesco V.I. International Growth (formerly AIM V.I. International Growth)
o     Janus Aspen Janus Portfolio
o     Neuberger Berman AMT Socially Responsive
o     PIMCO VIT Real Return
o     PIMCO VIT Total Return
o     Rydex VT Energy Services
o     Rydex | SGI VT All Cap Value(1)
o     Rydex | SGI VT Global(1)
o     Rydex | SGI VT Large Cap Value(1)
o     Rydex | SGI VT Mid Cap Value(1)
o     T. Rowe Price Mid-Cap Growth



1 Effective May 18, 2009, the SBL Fund and its respective series will be marketed with the name "Rydex | SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex | SGI.


      Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value in the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2010, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 35 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY AT 1-800-888-2461.


      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: MAY 1, 2010
--------------------------------------------------------------------------------
V6914                                                    32-69146-00  2009/05/01

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


                                                                            Page

DEFINITIONS ............................................................      4

SUMMARY ................................................................      5
   Purpose of the Contract .............................................      5
   The Separate Account and the Underlying Funds .......................      5
   Fixed Account .......................................................      5
   Purchase Payments ...................................................      5
   Contract Benefits ...................................................      5
   Charges and Deductions ..............................................      5
   Tax-Free Exchanges ..................................................      6
   Contacting The Company ..............................................      6

EXPENSE TABLES .........................................................      7
   Participant Transaction Expenses ....................................      7
   Periodic Expenses ...................................................      7
   Examples ............................................................      7

CONDENSED FINANCIAL INFORMATION ........................................      9

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE
   UNDERLYING FUNDS ....................................................      11
   Security Benefit Life Insurance Company .............................      11
   Purchase Transaction and Demutualization ............................      11
   Published Ratings ...................................................      11
   Separate Account ....................................................      13
   The Underlying Funds ................................................      13

   Services and Administration .........................................      15

THE CONTRACT ...........................................................      15
   General .............................................................      15
   Important Information About Your Benefits Under the Contract ........      15
   Application to Invest in the Contract ...............................      16
   Purchase Payments ...................................................      16
   Allocation of Purchase Payments .....................................      16
   Dollar Cost Averaging Option ........................................      17
   Asset Reallocation Option ...........................................      17
   Transfers of Contract Value .........................................      18
   Contract Value ......................................................      20
   Determination of Contract Value .....................................      20
   Cut-Off Times .......................................................      21
   Full and Partial Withdrawals ........................................      21
   Systematic Withdrawals ..............................................      21
   Death Benefit .......................................................      22
   Distribution Requirements ...........................................      23

CHARGES AND DEDUCTIONS .................................................      23
   Mortality and Expense Risk Charge ...................................      23
   Administration and Distribution Charge ..............................      23
   Premium Tax Charge ..................................................      23
   Other Charges .......................................................      23
   Variations in Charges ...............................................      23
   Guarantee of Certain Charges ........................................      24
   Underlying Fund Expenses ............................................      24

ANNUITY PERIOD .........................................................      24
   General .............................................................      24
   Annuity Options .....................................................      24

THE FIXED ACCOUNT ......................................................      25
   Interest ............................................................      25
   Death Benefit .......................................................      25
   Contract Charges ....................................................      25
   Transfers and Withdrawals from the Fixed Account ....................      26
   Payments from the Fixed Account .....................................      26

MORE ABOUT THE CONTRACT ................................................      26
   Holder ..............................................................      26
   Designation and Change of Beneficiary ...............................      26
   Dividends ...........................................................      26
   Payments from the Separate Account ..................................      26
   Proof of Age and Survival ...........................................      26
   Misstatements .......................................................      26

FEDERAL TAX MATTERS ....................................................      27
   Introduction ........................................................      27
   Tax Status of the Company and the Separate Account ..................      27
   Income Taxation of Annuities in General-- Non-Qualified Plans .......      28
   Additional Considerations ...........................................      28
   Other Tax Considerations ............................................      29

OTHER INFORMATION ......................................................      30
   Voting of Underlying Fund Shares ....................................      30
   Substitution of Investments .........................................      30
   Changes to Comply with Law and Amendments ...........................      31
   Reports to Participants .............................................      31
   Electronic Privileges ...............................................      31
   Legal Proceedings ...................................................      32
   Legal Matters .......................................................      32
   Sale of the Contract ................................................      32

PERFORMANCE INFORMATION ................................................      32

ADDITIONAL INFORMATION .................................................      33
   Registration Statement ..............................................      33
   Financial Statements ................................................      33

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ..............      33


--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

                                                                            Page


OBJECTIVES FOR UNDERLYING FUNDS ........................................      34



--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- Scarborough Securities Corporation, One Bridge Street, Irvington, New York 10533.

      ANNUITANT -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments are to begin.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a payroll deduction arrangement.

      CONTRACT DATE -- The date of your first contribution to the Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACTHOLDER OR HOLDER -- The IBEW Local Unions Savings and Retirement Plan and Trust holds the Contract for the benefit of Participants.

      CONTRACT VALUE -- The total value of your account which includes amounts allocated to the Subaccounts and the Fixed Account.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      DESIGNATED BENEFICIARY -- The person designated by you as having the right to the death benefit, if any, payable upon your death.

      FIXED ACCOUNT -- A separate account of the Company to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest declared periodically by the Company.

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account, the Fixed Account, or to any other separate account of the Company.

      PARTICIPANT -- A Participant as defined in the Trust Agreement.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XI. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      TRUST -- The IBEW Local Unions Savings and Retirement Plan and Trust.

      TRUST AGREEMENT -- The Trust Agreement creating the Trust.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes.

--------------------------------------------------------------------------------

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract pursuant to the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:


o     Goldman Sachs Capital Growth
o     Goldman Sachs VIT Structured Small Cap Equity
o     Invesco V.I. Global Real Estate
o     Invesco V.I. International Growth
o     Janus Aspen Janus Portfolio
o     Neuberger Berman AMT Socially Responsive
o     PIMCO VIT Real Return
o     PIMCO VIT Total Return
o     Rydex VT Energy Services
o     Rydex | SGI VT All Cap Value
o     Rydex | SGI VT Global
o     Rydex | SGI VT Large Cap Value
o     Rydex | SGI VT Mid Cap Value
o     T. Rowe Price Mid-Cap Growth


      You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is a separate account of the Company. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company. See "The Fixed Account."

PURCHASE PAYMENTS -- Unless you had an account as of July 1, 1999, the minimum initial Purchase Payment is $2,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100. There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer your Contract Value among the Subaccounts and to and from the Fixed Account.

      At any time before the Annuity Start Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to attaining age 59 1/2.

      The Contract provides for a death benefit upon your death prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a fixed basis. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.45% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."


      ADMINISTRATION AND DISTRIBUTION CHARGE. The Company currently charges an administration and distribution charge equal to an annual rate of 0.91% of each Subaccount's average daily net assets, except that the annual rate for the Rydex | SGI VT Large Cap Value, Rydex | SGI VT Global, Rydex | SGI VT All Cap Value and Rydex | SGI VT Mid Cap Value Subaccounts is 0.56%. The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the Rydex | SGI VT Large Cap Value, Rydex | SGI VT Global, Rydex | SGI VT All Cap Value and Rydex
| SGI VT Mid Cap Value Subaccounts for which the maximum annual rate is 0.59%. See "Administration and Distribution Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted when you begin receiving annuity payments or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. Currently, in Maine and Wyoming, the company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses, see the prospectus for each Underlying Fund.

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be new charges for this Contract, which may be higher (or lower), and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

      The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Administrative Office located at One Bridge Street, Irvington, New York 10533 or by phone by calling (914) 591-9200 or 1-800-223-7608.

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.


-----------------------------------------------------------------------------------------------------------------------------
PARTICIPANT TRANSACTION EXPENSES are fees and expenses that you will pay when you invest in the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract.
-----------------------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                               None
-----------------------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)                 None
-----------------------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                                   None
-----------------------------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the
Contract, not including fees and expenses of the Underlying Funds.
-----------------------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
-----------------------------------------------------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                                                                    0.45%
-----------------------------------------------------------------------------------------------------------------------------
     Annual Administration and Distribution Charge                                                               0.94%(1)
-----------------------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                                                                      1.39%
-----------------------------------------------------------------------------------------------------------------------------
(1) The maximum annual administration and distribution charge is 0.94% for all Subaccounts, except the Rydex | SGI VT Large
    Cap Value, Rydex | SGI VT Global, Rydex | SGI VT All Cap Value and Rydex | SGI VT Mid Cap Value Subaccounts for which the
    maximum annual administration and distribution charge is 0.59%. The Company currently assesses an annual administration
    and distribution charge of 0.91% from the Subaccounts (0.56% from the Rydex | SGI VT Large Cap Value, Rydex | SGI VT
    Global, Rydex | SGI VT All Cap Value and Rydex | SGI VT Mid Cap Value Subaccounts).
-----------------------------------------------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

                                                             MINIMUM     MAXIMUM
      --------------------------------------------------------------------------
      Total Annual Underlying Fund Operating Expenses(1)      0.72%       1.65%
      --------------------------------------------------------------------------

      (1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2009, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2009. The Total Annual Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.


EXAMPLES -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to the Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
      -------------------------------------------------------------------------
      If you surrender your Contract at
      the end of the applicable time
      period                                  $307     $939    $1,596   $3,355
      -------------------------------------------------------------------------
      If you do not surrender or you
      annuitized your Contract                 307      939     1,596    3,355
      -------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

----------------------------------------------------------------------------------------------------
                                                         ACCUMULATION UNIT VALUE
                                                         -----------------------      ACCUMULATION
                                                         BEGINNING        END OF   UNITS OUTSTANDING
                                                YEAR     OF PERIOD        PERIOD    AT END OF PERIOD
----------------------------------------------------------------------------------------------------
                                                2009       $ 7.16         $10.44         38,683
                                                ----------------------------------------------------
                                                2008        12.46           7.16         40,404
                                                ----------------------------------------------------
                                                2007        11.47          12.46         46,606
                                                ----------------------------------------------------
                                                2006        10.71          11.47         51,867
                                                ----------------------------------------------------
                                                2005        10.55          10.71         61,816
Goldman Sachs Capital Growth                    ----------------------------------------------------
                                                2004         9.81          10.55         70,246
                                                ----------------------------------------------------
                                                2003         8.03           9.81         76,750
                                                ----------------------------------------------------
                                                2002        10.76           8.03         83,873
                                                ----------------------------------------------------
                                                2001        12.77          10.76        103,696
                                                ----------------------------------------------------
                                                2000        18.93          12.77        120,772
----------------------------------------------------------------------------------------------------
                                                2009         9.22          11.61         18,460
                                                ----------------------------------------------------
                                                2008        14.16           9.22         20,091
                                                ----------------------------------------------------
                                                2007        17.20          14.16         25,878
                                                ----------------------------------------------------
                                                2006        15.53          17.20         31,639
                                                ----------------------------------------------------
                                                2005        14.84          15.53         43,461
                                                ----------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity   2004        12.93          14.84         42,226
                                                ----------------------------------------------------
                                                2003         8.98          12.93         44,516
                                                ----------------------------------------------------
                                                2002        10.71           8.98         32,740
                                                ----------------------------------------------------
                                                2001        10.38          10.71         28,445
                                                ----------------------------------------------------
                                                2000        10.35          10.38         33,952
                                                ----------------------------------------------------
                                                1999(2)      8.73          10.35         12,256
----------------------------------------------------------------------------------------------------
                                                2009       $10.47         $13.58            661
Invesco V.I. Global Real Estate                 ----------------------------------------------------
                                                2008(1)     10.00          10.47            414
----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth               2009        11.16          14.89          1,093
                                                ----------------------------------------------------
                                                2008(1)     10.00          11.16            482
----------------------------------------------------------------------------------------------------
                                                2009        10.35          13.88            115
Janus Aspen Janus Portfolio                     ----------------------------------------------------
                                                2008(1)     10.00          10.35              0
----------------------------------------------------------------------------------------------------
                                                2009        10.38          13.45          1,407
Neuberger Berman AMT Socially Responsive        ----------------------------------------------------
                                                2008(1)     10.00          10.38            999
----------------------------------------------------------------------------------------------------
                                                2009        10.17          11.87          5,379
PIMCO VIT Real Return                           ----------------------------------------------------
                                                2008(1)     10.00          10.17            485
----------------------------------------------------------------------------------------------------
                                                2009        10.44          11.74         13,524
PIMCO VIT Total Return                          ----------------------------------------------------
                                                2008(1)     10.00          10.44              0
----------------------------------------------------------------------------------------------------
                                                2009         9.31          14.91            741
Rydex VT Energy Services                        ----------------------------------------------------
                                                2008(1)     10.00           9.31              0
----------------------------------------------------------------------------------------------------
                                                2009        17.86          23.52         51,172
                                                ----------------------------------------------------
                                                2008        29.30          17.86         52,608
                                                ----------------------------------------------------
                                                2007        28.79          29.30         64,287
                                                ----------------------------------------------------
                                                2006        24.48          28.79         61,519
                                                ----------------------------------------------------
Rydex | SGI VT All Cap Value(3)                 2005        23.84          24.48         57,907
                                                ----------------------------------------------------
                                                2004        21.04          23.84         48,964
                                                ----------------------------------------------------
                                                2003        16.67          21.04         43,650
                                                ----------------------------------------------------
                                                2002        19.81          16.97         52,701
                                                ----------------------------------------------------
                                                2001        19.75          19.81         61,052
                                                ----------------------------------------------------
                                                2000        17.67          19.75         54,961
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                         ACCUMULATION UNIT VALUE
                                                         -----------------------      ACCUMULATION
                                                         BEGINNING        END OF   UNITS OUTSTANDING
                                                YEAR     OF PERIOD        PERIOD    AT END OF PERIOD
----------------------------------------------------------------------------------------------------
                                                2009        11.97          14.19         38,250
                                                ----------------------------------------------------
                                                2008        19.62          11.97         42,542
                                                ----------------------------------------------------
                                                2007        18.18          19.62         83,632
                                                ----------------------------------------------------
Rydex | SGI VT Global(3)                        2006        15.56          18.18         56,509
                                                ----------------------------------------------------
                                                2005        13.77          15.56         40,773
                                                ----------------------------------------------------
                                                2004        11.64          13.77         21,331
                                                ----------------------------------------------------
                                                2003(2)     10.12          11.64         13,959
----------------------------------------------------------------------------------------------------
                                                2009        10.11          12.66            730
Rydex | SGI VT Large Cap Value(3)               ----------------------------------------------------
                                                2008(1)     10.00          10.11              0
----------------------------------------------------------------------------------------------------
                                                2009        10.93          15.57         29,599
Rydex | SGI VT Mid Cap Value(3)                 ----------------------------------------------------
                                                2008(1)     10.00          10.93            790
----------------------------------------------------------------------------------------------------
                                                2009        18.49          26.57         55,650
                                                ----------------------------------------------------
                                                2008        31.12          18.49         60,879
                                                ----------------------------------------------------
                                                2007        26.85          31.12         70,728
                                                ----------------------------------------------------
                                                2006        25.53          26.85         88,405
                                                ----------------------------------------------------
T. Rowe Price Mid-Cap Growth                    2005        22.55          25.53         96,767
                                                ----------------------------------------------------
                                                2004        19.32          22.55         88,702
                                                ----------------------------------------------------
                                                2003        14.15          19.32         85,852
                                                ----------------------------------------------------
                                                2002        18.22          14.15         63,923
                                                ----------------------------------------------------
                                                2001        18.64          18.22         71,196
                                                ----------------------------------------------------
                                                2000        17.59          18.64         97,053
----------------------------------------------------------------------------------------------------

(1.) For the period of October 24, 2008 (the date operations commenced) to December 31, 2008.

(2.) For the period of October 1, 2003 (the date operations commenced) to December 31, 2003.

(3.) Effective May 18, 2009, the SBL Fund and its respective series will be marketed with the name "Rydex | SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex | SGI.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name January 2, 1950.


      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company controlled by Security Benefit Corporation ("SBC"), and ultimately controlled by Security Benefit Mutual Holding Company (SBMHC"), a Kansas mutual holding company. Membership interests of persons who owned policies of the Company as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company. However, see the section "Purchase Transaction and Demutualization" below for a discussion of the proposed demutualization of SBMHC and its impact on membership interests in SBMHC.

      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia and in all states except New York. As of the end of 2009, the Company had total assets of approximately $9.9 billion. Together with its affiliates, the Company has total funds under management of approximately $30.6 billion.


      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company.


PURCHASE TRANSACTION AND DEMUTUALIZATION -- The following describes a proposed transaction (the "Transaction") affecting the Company, its parent, SBC, and SBMHC, the parent company of SBC and the ultimate parent company of the Company.

      The Transaction. On February 15, 2010, SBMHC and certain affiliates entered into a definitive purchase and sale agreement with Guggenheim SBC Holdings, LLC (the "Investor"), an investment vehicle for an investor group led by Guggenheim Partners, LLC, which is a global, independent, privately-held, diversified financial services firm with more than $100 billion in assets under supervision. Pursuant to the purchase and sale agreement, the Investor would purchase and receive a 100% ownership stake in SBC and consequently acquire control of the Company. In particular, after the closing of the Transaction, the Company would remain a direct wholly-owned subsidiary of SBC, and SBC would be a direct wholly-owned subsidiary of the Investor.

      SBMHC expects the Transaction to close late in the second or early in the third quarter of 2010, although it is subject to various conditions, including regulatory approvals, and may be delayed or terminated due to unforeseen circumstances. Under the terms of the purchase and sale agreement, as amended, absent election by SBMHC to take certain actions, the Investor may not unilaterally terminate the agreement until, at the earliest, February 28, 2011 (the "Permitted Termination Date"), unless (i) SBMHC or SBC breaches the purchase and sale agreement or any ancillary agreement such that any of the conditions to the obligation of the Investor to close the Transaction would not be met and SBMHC or SBC fails to cure such breach within 30 days after receipt of written notice of such breach from the Investor or (ii) one or more unforeseen events occur that make impossible satisfaction of the conditions to the Investor's obligation to close and the Investor is not in breach of the purchase and sale agreement or any ancillary agreement (each of (i) and (ii) an "Investor Termination Event").

      Demutualization and Dissolution. The Transaction, if effected, would be accompanied by the demutualization of SBMHC, pursuant to which eligible Contract owners would receive, subject to certain creditor claims that might be made against SBMHC, cash payments or policy credits (depending on their specific circumstances) in connection with the extinguishment of their SBMHC membership interests. The amount of such cash payment or policy credit is expected to be up to approximately $100 per Contract owner. Upon or after funding for or distribution of the cash payments or policy credits to its members, SBMHC would be dissolved. Completion of the demutualization is a condition to closing of the Transaction. Contract owners as of the close of business on March 2, 2010 (the "Record Date") hold membership interests in SBMHC.

      The Transaction and a related Demutualization and Dissolution Plan of SBMHC have been approved by the SBMHC Board of Directors. The Demutualization and Dissolution Plan is subject to regulatory approval by the Commissioner of Insurance of the State of Kansas (the "Commissioner") and approval by eligible Contract owners to the extent required by applicable law.

      Eligibility. Under Kansas law, owners of Contracts that are in force on the Record Date will generally be eligible to vote on the demutualization and dissolution of SBMHC and to receive consideration in the demutualization. In the case of group Contracts, generally it is the owner of the Contract who holds the membership interest in SBMHC. Therefore, participants under group Contracts, including participants who hold a certificate under a group Contract, are not members of SBMHC and thus are not eligible to vote on the demutualization and dissolution or to receive any direct consideration in the demutualization. However, to the extent that a group Contract receives consideration in the form of a policy credit, such credit will be allocated to individual participant accounts in the group.

      In addition, eligible Contract owners whose Contracts were issued in connection with a qualified plan may not receive a cash payment or policy credit in connection with the demutualization if SBMHC and the Company do not timely receive from the U.S. Department of Labor and the U.S. Internal Revenue Service certain rulings to avoid potential adverse tax consequences to those Contract owners. SBMHC expects to effect the demutualization and extinguish the membership interests even if it does not yet have the desired rulings and the Company will hold in trust any amounts due those Contract owners. If the rulings have not been received by December 31, 2010 (or such later date as may be required by the Commissioner), the amounts will be retained in the Company's General Account and will not be paid.

      Impact of Demutualization. The demutualization would not result in any changes to the terms of the Contracts. For example, the demutualization would not affect your Contract premiums, and it would not reduce your Contract benefits. All premiums and Contract benefits would continue to be governed by the terms of your Contract and by applicable law. However, once the demutualization is completed and closes, ownership of a Contract will no longer create a membership interest in SBMHC.

      Member Information Booklet. Owners entitled to vote on the demutualization and dissolution of SBMHC were mailed and should have received a Member Information Booklet, which is a detailed information statement regarding the Transaction, as well as a notice of a hearing on the demutualization and dissolution of SBMHC to be conducted by the Commissioner. Such Contract owners have been requested to vote on the demutualization and dissolution of SBMHC either in person or by proxy. You may obtain the complete Member Information Booklet by visiting our website at https://www.securitybenefit.com/#1294 or by contacting us at 1-800-888-2461. Among other things, the Member Information Booklet notes a number of factors that relate to the decision by SBMHC's board of directors (the "Board") to recommend the demutualization and dissolution of SBMHC (and thus, in effect, the Transaction) to its members.

      Reasons for the Transaction. Over the past two years, SBMHC's management and the Board considered a variety of strategic initiatives aimed at (i) better assuring that the Company's policy obligations will be met, (ii) raising significant amounts of new capital, (iii) increasing liquidity at the Company; and (iv) obtaining an investment grade financial strength rating from the various rating agencies. After exploring a number of different options, the Board concluded that the Transaction is in the best interests of the Company and its contract owners as it is expected to significantly improve the Company's financial condition by permitting the Company to operate with a stronger capital position, better prospects, and higher financial ratings and, therefore, greater assurance that the Company will fulfill its obligations to its contract owners. In particular, the Company has already received $175 million of new capital in connection with the Transaction, and approximately $175 million more is expected to be contributed to the Company's capital if the Transaction is consummated.

      The Board's initiatives were prompted by the deterioration of the Company's capital and surplus position in 2008 and 2009 due to, among other things, realized and unrealized losses on collateralized debt obligations and other investments. These losses, when combined with the impacts of lower equity markets on revenues and increased reserve requirements, resulted in a significant decline in the Company's capital and surplus of more than 50% since the middle of 2008. Moreover, in February 2009, the Company experienced downgrades in its financial strength rating, and in June 2009, the Company's financial strength rating was placed on credit watch negative. As a result of these events, SBMHC has entered into the proposed Transaction to improve the Company's financial condition, to better assure that its obligations to its contract owners will continue to be met and to mitigate regulatory concerns.

      Risk Considerations. As noted above, absent election by SBMHC to take certain actions, the Investor may be able to terminate the agreement upon or after the Permitted Termination Date (or earlier if an Investor Termination Event occurs). If the Transaction does not occur, then, among other things, the Company's financial condition could be impacted as follows:

o The Company would not receive the approximately $175 million of additional capital that the Transaction would provide upon closing;

o Due to the occurrence of other events that may happen if the Transaction is not consummated, the Company might (and in certain circumstances likely would) need to take certain accounting write downs and increase its reserves, which would reduce its capital, perhaps significantly; and

o The Company's financial strength ratings would likely be further downgraded, which would likely increase surrender activity, which, particularly if substantial and occurring in a short timeframe, could have a material adverse affect on the Company's liquidity, financial condition, results of operations, and prospects. A ratings downgrade could also adversely affect SBC's other businesses, which might compound these risks.

      In addition, if the Transaction does not occur, the Company could be subject to regulatory action. Over the past year, the Commissioner has been closely monitoring the Company's financial condition and efforts to secure additional capital to determine whether regulatory action is warranted or required. In the event that the Transaction is not consummated, the Commissioner might take regulatory action that could range from, at a minimum, requiring the Company to submit a risk based capital plan to, at a maximum, placing the Company in receivership, and such other action as the Commissioner deems appropriate. If the Commissioner institutes regulatory proceedings, there can be no assurance that contract owners would be paid in full or on time with respect to any policy obligations that are backed by the Company's General Account, such as amounts allocated to the Fixed Account and guarantees that exceed Contract Value (e.g., guarantees associated with the guaranteed death benefit, guaranteed minimum withdrawal benefit rider, and guaranteed minimum income benefit rider).

      The commissioner of insurance in any state in which the Company conducts business also may force the Company to stop issuing new policies or writing new contracts in that state. Such action by one commissioner could lead to similar actions by other commissioners and have a material adverse effect on the Company's business, financial condition, and results of operations. For example, even if the Transaction is completed, to the extent that any commissioner deems certain intercompany notes between the Company and SBC to be inadmissible assets, such commissioner may conclude that the Company's financial condition is inadequate and, as a result, require that the Company stop writing business within that commissioner's jurisdiction. SBMHC believes, however, that such action is much less likely if the Transaction is consummated than if it is not consummated.

      SBMHC expects, as noted above, that the Transaction will close late in the second or early in the third quarter of 2010, and, in the event of any possible delay, intends to pursue the Transaction up to and through the Permitted Termination Date (unless the purchase and sale agreement is terminated earlier by SBMHC, if it becomes permitted and elects to do so, or by the Investor due to the occurrence of an Investor Termination Event). The Company believes that during the pendency of the Transaction it has the ability to continue to operate on an independent basis and to meet contract owner obligations. If the Transaction does not occur, SBMHC will seek other capital raising or restructuring alternatives. Based on its previous efforts, however, SBMHC believes it is unlikely that it would be able to enter into an alternative transaction that would provide a sufficient amount of capital on a timely basis to ensure that the Company will be able to meet its financial obligations to contract owners for the longer term.

      Impact of the Transaction on Contract Obligations. The amounts that the Company is obligated to pay from its General Account are subject to its financial strength and claims-paying ability. In contrast, the Contract Value that you allocate to the Subaccounts is part of the assets of the Separate Account, which is segregated and cannot be charged with liabilities arising from any other business that the Company may conduct. See "Important Information About Your Benefits Under the Contract."


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Participants. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on October 26, 1998. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains such a provision. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities, mutual funds, or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Subaccount invests in a corresponding Underlying Fund, each of which has different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.


      A list of each Underlying fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.


      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary of, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12b-1 FEES. The Company and/or its affiliate, SDI, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% - 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.


      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional purchase payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.


SERVICES AND ADMINISTRATION -- The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company has entered into an administrative services agreement with se(2), inc. ("se2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se(2) provides certain business process outsourcing services with respect to the Contracts. se(2), inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.


THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a group flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Participant who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a fixed basis, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Contract Value and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      You may purchase the Contract under the terms of the Trust Agreement if you are eligible to be a Participant under its terms.


IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.


      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.security-benefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

APPLICATION TO INVEST IN THE CONTRACT -- If you wish to invest in the Contract, you may submit a participation enrollment form and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject a participation enrollment form or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age for which a participation enrollment form will be accepted is age 90.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment is $2,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100. There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. A Purchase Payment exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial Purchase Payment not later than the end of the Valuation Period during which it is received by the Company; provided that the Purchase Payment is preceded or accompanied by a participation enrollment form that contains sufficient information to establish an account and properly credit such Purchase Payment. If you submit your participation enrollment form and/or initial Purchase Payment to your registered representative, the Company will not begin processing the participation enrollment form and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete participation enrollment form, the Company will notify you that it does not have the necessary information to establish an account and properly credit your Purchase Payment. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company cannot otherwise establish your account, the Company will return your initial Purchase Payment. The Company may retain your Purchase Payment pending receipt of necessary information; provided that you consent to us retaining the Purchase Payment until your participation enrollment form is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received at the Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Participant is living. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about your account to government regulators. In addition, the Company may be required to block an account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In a participation enrollment form, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase payments will be allocated according to your instructions contained in the enrollment form or more recent instructions received, if any. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the five Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at the Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or

Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual and annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at the Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.

      You may make changes to the option by writing to the Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or one quarter if transfers were made on a quarterly, semiannual or annual basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option, an Asset Reallocation request in proper form must be received by the Company at the Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new participation, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected.

      You may make changes to the option by writing to the Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the participation enrollment form or the proper form has been properly completed, signed and filed at the Administrative Office. The minimum transfer amount is $100, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      You may also transfer Contract Value from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Participants in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants, which may have a negative impact on such other Participants.


      In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).


                                                                                      NUMBER OF
                                                                                      ROUND TRIP
                              SUBACCOUNT                                              TRANSFERS
-------------------------------------------------------------------------------------------------
Rydex VT Energy Services                                                               Unlimited
-------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth, Goldman Sachs VIT Structured Small Cap Equity,
Invesco V.I. Global Real Estate, Invesco V.I. International Growth, Neuberger
Berman AMT Socially Responsive, PIMCO VIT Real Return, PIMCO VIT Total Return,            4(1)
Rydex | SGI VT All Cap Value, Rydex | SGI VT Global, Rydex | SGI VT Large Cap
Value, Rydex | SGI VT Mid Cap Value
-------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio, T. Rowe Price Mid-Cap Growth                                 1(2)
-------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Participant in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Under-lying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Participants or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Participants determined to be engaged in transfer activity that may adversely affect other Participants or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Participants without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Participants and, as a result, the Company will inadvertently treat those Participants differently than Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Participants may be treated differently than others. Consequently, there is a risk that some Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     Partial withdrawals, and

o     Charges assessed in connection with the Contract.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Participant's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and (5) the administration and distribution charge under the Contract.

CUT-OFF TIMES -- Any written, electronic, or telephonic transactions involving the Contract must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- A Participant may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity Start Date, subject to limitations under applicable law. You may not make a full or partial withdrawal after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at the Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper Withdrawal Request form shall include the written consent of any effective assignee, if applicable.

      The proceeds received upon a full withdrawal will be the Withdrawal Value. The Withdrawal Value is equal to your Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at the Administrative Office, less any uncollected premium taxes. The Company requires the signature of the Participant on any request to withdraw Contract Value.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $100 including systematic withdrawals as discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable premium tax charge. See "Premium Tax Charge."


      If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $5,000.


      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to your instructions to the Company on the Withdrawal Request form. If you do not specify the allocation, the Company will deduct the amount of a partial withdrawal in the same proportion as the Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Participant and, if made prior to the Participant attaining age 59 1/2, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals during your lifetime and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at the Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. You may stop or modify systematic withdrawals upon proper written request received by the Company at the Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. In no event will the amount of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes your Withdrawal Value to equal zero.


      If you are enrolled in the Dollar Cost Averaging or Asset Reallocation Options, you may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.


      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax that may be imposed on withdrawals made prior to the Participant attaining age 59 1/2. See "Federal Tax Matters."

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant or any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If you die prior to the Annuity Start Date, the Company will pay the death benefit proceeds to your Designated Beneficiary upon receipt of due proof of your death and instructions regarding payment to the Designated Beneficiary.

      If your surviving spouse is your sole Designated Beneficiary, your spouse may elect to continue your account in force, subject to certain limitations. If your spouse so elects, the Contract Date of your account will not change, and any death benefit payable after this election will be calculated using the same Contract Date. See "Distribution Requirements" below. If your death occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If you die prior to the Annuity Start Date and you were 75 or younger on the Contract Date, the amount of the death benefit will be the greatest of:

o The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

o Your Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or

o     The stepped-up death benefit.

The stepped-up death benefit is:

o The largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to your attaining age 76, plus

o Any Purchase Payments allocated to your Contract Value since the applicable Contract anniversary, less

o     Any withdrawals since the applicable anniversary.

      The stepped-up death benefit does not come into effect if you die prior to the end of the fifth Contract Year.

      If you die prior to the Annuity Start Date and your age was 76 or greater on the Contract Date the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if you have completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE PARTICIPANT'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE THE CONTRACT VALUE ON THE VALUATION DATE DUE PROOF OF DEATH AND INSTRUCTIONS REGARDING PAYMENT ARE RECEIVED BY THE COMPANY AT THE ADMINISTRATIVE OFFICE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there are limits under applicable law on the amount and duration of payments that the Designated Beneficiary may receive, and requirements respecting timing of payments. Please note that any death benefit the Company may pay that is in excess of Contract Value is subject to the Company's financial strength and claims-paying ability. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- If your surviving spouse is the sole Designated Beneficiary, your spouse may elect to continue your account in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.


      The right of a spouse to continue your account, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provision of the account will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Participant's interest in the Contract within five years of the death of the Participant. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Participant's death over a period not extending beyond his or her life or life expectancy.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.45% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.


ADMINISTRATION AND DISTRIBUTION CHARGE -- The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the Rydex | SGI VT Large Cap Value, Rydex | SGI VT Global, Rydex | SGI VT All Cap Value and Rydex | SGI VT Mid Cap Value Subaccounts for which the maximum annual rate is 0.59%. The Company is currently charging an annual rate of 0.91% of each Subaccount's average daily net assets (0.56% of the average daily net assets of the Rydex | SGI VT Large Cap Value, Rydex | SGI VT Global, Rydex | SGI VT All Cap Value and Rydex | SGI VT Mid Cap Value Subaccounts). The purpose of this charge is to reimburse the Company for the expenses associated with administration and distribution of the Contract and operation of the Subaccounts. The Company expects to profit from this charge, and may use any profit derived from this charge for any lawful purpose, including distribution expenses.


PREMIUM TAX CHARGE -- Whether or not a premium tax is imposed will depend upon, among other things, the Holder's state of domicile, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Such a tax is typically assessed when annuity payments are to begin, and, accordingly, the Company currently deducts this charge upon the Annuity Start Date. The Company assesses a premium tax charge to reimburse itself for any premium tax that it incurs in connection with the Contract. The Company reserves the right to deduct premium taxes when due or any time thereafter. In Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00% respectively. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the administration and distribution charge for the Contract where the expenses associated with the administration of the Contract are reduced.


GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.45% of each Subaccount's average daily net assets and the charge for administration and distribution will not exceed an annual rate of 0.94% of each Subaccount's average daily net assets (0.59% for the Rydex | SGI VT Large Cap Value, Rydex | SGI VT Global, Rydex | SGI VT All Cap Value and Rydex | SGI VT Mid Cap Value Subaccounts).


UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Participant indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date when you complete the participation enrollment form. The Annuity Start Date may not be within 30 days of the Contract Date and may not be deferred beyond your 90th birthday. If you do not select an Annuity Start Date, the Company will use your 90th birthday as the Annuity Start Date.

      On the Annuity Start Date, your Contract Value as of that date, less any applicable premium taxes, will be applied to provide an annuity under one of the options described below. Each option is a fixed annuity for which annuity payments will not fluctuate.

      The Contract provides for five Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement using projection scale G and are adjusted to reflect an interest rate of 3%, compounded annually. If no Annuity Option is selected, the Company will make payments under Option 2, a life income, with a 10-year period certain.

      Annuity Options 1 through 5 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at the Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Administrative Office.

      Once annuity payments have commenced under one of the Annuity Options, the Participant cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. The Contract specifies annuity tables for Annuity Options 1 through 5, described below. The tables contain the guaranteed minimum dollar amount of each annuity payment (per $1,000 of Contract Value, less any premium taxes applied).

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Participant, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the Primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

THE FIXED ACCOUNT

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. The Fixed Account is a separate account of the Company established under Kansas law on October 26, 1998. The Company owns the assets of the Fixed Account and maintains them apart from the assets of its General Account and its other separate accounts. The assets held in the Fixed Account equal to the reserves and other Contract liabilities with respect to the Fixed Account may not be charged with liabilities arising from any other business the Company may conduct. Income and realized and unrealized gains and losses from assets in the Fixed Account are credited to, or charged against, the Fixed Account without regard to the income, gains or losses from the Company's General Account or its other separate accounts.

      The Fixed Account is subject to regulation and supervision by the Kansas Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Subject to applicable law, the Company has sole discretion over investment of the assets of its Fixed Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates (the "Current Rate") that are paid by the Company. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The Company will determine the Current Rate, if any, from time to time.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Company bears the investment risk for Contract Value allocated to the Fixed Account and for paying interest at the Current Rate on amounts allocated to the Fixed Account. The Company does not guarantee a minimum Current Rate of interest.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes will be the same for Participants who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administration and distribution charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent

Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are also allowed pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is $100. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right at a future date to limit the number of transfers permitted each Contract Year, to limit the size and frequency of transfers and to discontinue transfers.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. See "Full and Partial Withdrawals" and "Systematic Withdrawals."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, and transfers from the Fixed Account may be delayed for up to six months after a written request on the Withdrawal Request form, or other designated proper form is received by the Company at the Administrative Office. During the period of deferral, interest at the Current Rate will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

HOLDER -- The Contractholder is the IBEW Local Unions Savings and Retirement Plan and Trust (the "Trust"). The Trust holds the Contract for the benefit of Participants. While living, the Participant alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Participant prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Participant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Participant's estate. The Primary Beneficiary is the individual named as such in the participation enrollment form or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Participant prior to the Annuity Start Date. The Participant may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at the Administrative Office. The change will not be binding on the Company until it is received and recorded at the Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.

      Reference should be made to the terms of the Trust Agreement and any applicable law for any restrictions or limitations on the designation of a Beneficiary.

DIVIDENDS -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the NYSE is closed other than customary weekend and holiday closings,

o     During which trading on the NYSE is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of the Participant, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use in connection with a retirement plan that is not a "qualified" plan for federal tax purposes. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Participant, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OUR USED TO AVOID TAX PENALTIES OR TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).


      OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.


      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Participant has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that will be the case, these differences could result in a Participant being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a contract prior to the annuity start date generally will be treated as gross income to the extent that the cash value of the contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      DISTRIBUTIONS ON OR AFTER THE ANNUITY START DATE. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-under) may be continued in the name of the spouse as owner.


      The right of a spouse to continue the account, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the account will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified contracts prior to the Annuity Start Date will trigger tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person (such as the Contract held by the Trust on behalf of the Participants) is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of your Contract Value, the designation of an Annuitant, payee or beneficiary, the selection of certain Annuity Start Dates or the exchange of your Contract Value may result in certain tax consequences to the Participant that are not discussed herein. A Participant contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a Participant should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic

Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

      MEDICARE TAX. Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.


OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Participant. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Participant provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from those who do vote. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of persons may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Participants, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Participants.

      In connection with a substitution of any shares attributable to a Participant's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Participant approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Participants. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Participants if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of the Holder or Participants, to make any change to the provisions of the Contract to comply with, or give Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO PARTICIPANTS -- The Company will send you quarterly a statement setting forth a summary of the transactions that occurred during the quarter, and indicating the Contract Value as of the end of the quarter. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the participation enrollment form or other proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and makechanges in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to the Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Participant's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or Security Distributors, Inc.'s ability to perform its contract with the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the form of the Contract under Kansas law.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.


      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of Scarborough Securities Corporation, a member of FINRA that has entered into a selling agreement with the Company and SDI for the sale of the Contract ("Scarborough"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Scarborough through SDI. During fiscal years 2009, 2008 and 2007, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $873,083.46, $930,559.86 and $910,215.53, respectively.


      SDI passes through commissions it receives to Scarborough and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      The Company pays commissions to Scarborough in connection with the promotion and sale of the Contract. A portion of any payments made to Scarborough may be passed on to its registered representatives in accordance with its internal compensation program. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Participants or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      The Company pays commissions as a percentage of Contract Value on an ongoing basis. The Company does not expect commissions paid to Scarborough to exceed 0.75% annually of average Contract Value. The Company also may pay non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to Scarborough, depending on the agreement between Scarborough and your registered representative and Scarborough's internal compensation program. This program may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND SCARBOROUGH MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including yield and total return of the Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.

      Quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and the administration and distribution charge, and may simultaneously be shown for other periods.

      Although the Contract was not available for purchase until October 1999, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account XI at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for Scarborough Advantage Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing your request to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
      Safekeeping of Assets

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


----------------------------------------------------------------------------------------------------------------------------
                          SHARE CLASS
UNDERLYING FUND         (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global                       High total return through growth    Invesco Advisors, Inc.
Real Estate Fund            Series I      of capital and current income.      Sub-adviser: Invesco Asset Management Limited
----------------------------------------------------------------------------------------------------------------------------
Invesco V.I.
International Growth
Fund                        Series II     Long-term growth of capital         Invesco Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT
Capital Growth Fund      Institutional    Long-term growth of capital         Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT
Structured Small Cap                      Long-term growth of capital
Equity Fund              Institutional    and dividend income                 Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus
Portfolio                   Service       Seeks long-term growth of capital   Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------------
                                          Long-term growth of capital by
                                          investing primarily in securities   Neuberger Berman Management LLC
Neuberger Berman                          of companies that meet the Fund's   (Investment Adviser)
AMT Socially                              financial criteria and social       Neuberger Berman, LLC
Responsive                  Class S       policy                              (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------------------
                                          Seeks maximum real return,
                                          consistent with preservation of
PIMCO VIT Real                            real capital and prudent
Return Portfolio         Administrative   investment management               Pacific Investment Management Company LLC
----------------------------------------------------------------------------------------------------------------------------
                                          Seeks maximum total return,
                                          consistent with preservation of
PIMCO VIT Total                           capital and prudent investment
Return Portfolio         Administrative   management                          Pacific Investment Management Company LLC
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy
Services Fund                             Capital appreciation                Security Global Investors
----------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All
Cap Value                                 Long-term growth of capital         Security Global Investors
----------------------------------------------------------------------------------------------------------------------------
                                                                              Security Global Investors
                                                                              (Investment Adviser)
                                                                              Security Global Investors, LLC
Rydex|SGI VT Global                       Long-term growth of capital         (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Large
Cap Value                                 Long-term growth of capital         Security Global Investors
----------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Mid
Cap Value                                 Long-term growth of capital         Security Global Investors
----------------------------------------------------------------------------------------------------------------------------
                                          The investment objective is to
                                          provide long-term capital
                                          appreciation by investing in
                                          mid-cap stocks offering the
T. Rowe Price Mid                         potential for above-average
Cap Growth                                earnings growth.                    T. Rowe Price
----------------------------------------------------------------------------------------------------------------------------

                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2010


                GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Scarborough Advantage Variable Annuity dated May 1, 2010, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security Benefit (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497. The Scarborough Advantage Variable Annuity is funded by a separate account of the Company called the Variable Annuity Account XI.




--------------------------------------------------------------------------------
V6914A                                                   32-69149-01  2009/05/01

                                TABLE OF CONTENTS

                                                                       Page

GENERAL INFORMATION AND HISTORY........................................  3
   Safekeeping of Assets...............................................  3

PERFORMANCE INFORMATION................................................  3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................  3

FINANCIAL STATEMENTS...................................................  4

GENERAL INFORMATION AND HISTORY

For a description of the Scarborough Advantage Variable Annuity, a group flexible purchase payment deferred variable annuity contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the Variable Annuity Account XI (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and total return, may appear in advertisements, reports, and promotional literature provided to current or prospective Participants.

Quotations of yield for the Subaccounts will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                  YIELD    = 2[(a-b + 1)(6) - 1]
                                --
                                cd

where    a =   net investment income earned during the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:

                                 P(1 + T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account XI at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional

Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account XI at December 31, 2009 and for each of the specified periods ended December 31, 2009 and 2008, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.



The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Security Benefit to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                        CONSOLIDATED FINANCIAL STATEMENTS

                        Security Benefit Life Insurance Company and Subsidiaries (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company)
                        Years Ended December 31, 2009, 2008, and 2007
                        With Report of Independent Registered
                        Public Accounting Firm

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                       Consolidated Financial Statements

                 Years Ended December 31, 2009, 2008, and 2007

                                     CONTENTS

Report of Independent Registered Public Accounting Firm                       1

Audited Consolidated Financial Statements

Consolidated Balance Sheets                                                   2
Consolidated Statements of Operations                                         4
Consolidated Statements of Changes in Stockholder's Equity                    5
Consolidated Statements of Cash Flows                                         6
Notes to Consolidated Financial Statements                                    8

[LOGO]: ERNST & YOUNG                                 ERNST & YOUNG LLP
                                                      One Kansas City Place
                                                      Suite 2500
                                                      1200 Main Street
                                                      Kansas City, MO 64105-2143

                                                      Tel: + 1 816 474 5200
                                                      Fax: + 1 816 480 5555

                                                      www.ey.com


            Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and subsidiaries (collectively, the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2009 and 2008, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 and 2008 in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                           /s/ Ernst & Young LLP

April 26, 2010

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                          Consolidated Balance Sheets

                                                       DECEMBER 31
                                                  2009              2008
                                            ------------------------------------
                                                     (In Thousands)
ASSETS
Investments:
   Securities available for sale:
     Bonds                                  $       2,899,997  $       2,901,807
     Equities                                         104,911             82,252
   Notes receivable from affiliate                    740,239            740,239
   Bonds held to maturity                              30,465             26,108
   Officer mortgage loans                              10,746             12,642
   Policy loans                                       113,128            121,838
   Cash and cash equivalents                          332,945            211,333
   Short-term investments                              69,959                  -
   Other invested assets                               67,333             42,690
                                            ------------------------------------
Total investments                                   4,369,723          4,138,909

Accrued investment income                              31,429             32,696
Collateral held for securities lending                 49,735             50,586
Accounts receivable                                     6,921             28,549
Income taxes receivable                                     -                773
Deferred income taxes                                  18,999             16,079
Reinsurance recoverable                               515,112            519,746
Property and equipment, net                            49,661             53,594
Deferred policy acquisition costs                     270,345            377,361
Deferred sales inducement costs                        83,748             97,778
Other assets                                           50,143             49,915
Separate account assets                             4,980,210          4,507,767
                                            ------------------------------------
Total assets                                $      10,426,026  $       9,873,753
                                            ====================================

                                                           DECEMBER 31
                                                     2009              2008
                                                  ------------------------------
                                                          (In Thousands,
                                                      Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values     $    4,893,157  $   4,921,541
   Policy and contract claims                              3,743          4,058
   Other policyholder funds                               17,512         17,781
   Accounts payable and accrued expenses                  45,204         63,926
   Income taxes payable                                    4,471              -
   Long-term debt                                        150,000        150,000
   Mortgage debt                                          38,639         40,549
   Securities lending obligation                          49,735         50,586
   Other liabilities                                      17,703         19,524
   Separate account liabilities                        4,980,210      4,507,767
                                                  ------------------------------
Total liabilities                                     10,200,374      9,775,732

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
     authorized, 700,000 issued and outstanding            7,000          7,000
   Additional paid-in capital                             87,627         87,627
   Accumulated other comprehensive loss                 (118,462)      (189,591)
   Retained earnings                                     249,487        192,985
                                                  ------------------------------
Total stockholder's equity                               225,652         98,021
                                                  ------------------------------
Total liabilities and stockholder's equity        $   10,426,026  $   9,873,753
                                                  ==============================
See accompanying notes.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                     Consolidated Statements of Operations

                                                                        YEAR ENDED DECEMBER 31
                                                                 2009            2008             2007
                                                          -----------------------------------------------
                                                                           (In Thousands)
Revenues:
   Insurance premiums and other considerations            $        1,057  $        3,887  $         8,047
   Asset-based fees                                               78,886         211,546          168,107
   Other product charges                                          25,740          54,278           42,997
   Net investment income                                         176,319         259,436          282,335
   Net realized/unrealized gains (losses), excluding
     impairment losses on available-for-sale securities           (1,994)        (15,618)           5,995
   Total other-than-temporary impairment losses on
     available-for-sale securities                               (68,507)       (395,851)         (20,345)
   Portion of impairment losses on available-for-sale
     bonds recognized in other comprehensive income               21,157               -                -
   Transfer fee income                                                 -          24,551            4,040
   Third-party administrative income                              10,549          13,593           11,217
   Other revenues                                                 27,686          52,243           37,459
                                                          ------------------------------------------------
Total revenues                                                   270,893         208,065          539,852

Benefits and expenses:
     Annuity benefits:
       Interest credited to account balances                     129,486         168,408          204,983
       Benefits in excess of account balances                      7,529           9,207           31,607
   Traditional life insurance benefits                              (808)         (1,088)             313
   Other benefits                                                  2,867          86,724            2,694
                                                          ------------------------------------------------
   Total benefits                                                139,074         263,251          239,597

   Commissions and other operating expenses                      104,088         261,826          164,904
   Amortization of deferred policy acquisition
     costs                                                        29,534          99,805           76,313
   Interest expense                                               17,367          16,818           15,670
   Other expenses                                                    187           3,792            9,809
                                                          ------------------------------------------------
Total benefits and expenses                                      290,250         645,492          506,293
                                                          ------------------------------------------------

(Loss) income before income tax expense (benefit)                (19,357)       (437,427)          33,559
Income tax expense (benefit)                                       5,056         (14,040)          (5,736)
                                                          ------------------------------------------------
Net (loss) income                                         $      (24,413) $     (423,387) $        39,295
                                                          ================================================

See accompanying notes.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                 Years Ended December 31, 2009, 2008, and 2007

                                                                      ACCUMULATED
                                                      ADDITIONAL         OTHER
                                          COMMON       PAID-IN       COMPREHENSIVE        RETAINED
                                          STOCK        CAPITAL       INCOME (LOSS)        EARNINGS        TOTAL
                                        ---------------------------------------------------------------------------
                                                                    (In Thousands)

Balance at January 1, 2007              $    7,000   $    65,936   $         (21,931)  $      648,318   $   699,323
   Capital contribution from parent              -         1,000                   -                -         1,000
   Change in accounting for income taxes         -             -                   -           (1,327)       (1,327)
   Comprehensive loss:
     Net income                                  -             -                   -           39,295        39,295
     Other comprehensive loss, net               -             -            (176,390)               -     ( 176,390)
                                                                                                        ------------
   Comprehensive loss                                                                                      (137,095)
   Dividends paid                                -             -                   -          (46,700)     (46,700)
                                        ----------------------------------------------------------------------------
Balance at December 31, 2007                 7,000        66,936            (198,321)         639,586       515,201
   Capital contribution from parent              -        22,691                   -                -        22,691
   Return of capital to SBC                      -        (2,000)                  -                -        (2,000)
   Comprehensive loss:
     Net loss                                    -             -                   -         (423,387)     (423,387)
     Other comprehensive income
       (loss), net                               -             -               8,730             (414)        8,316
                                                                                                        ------------
   Comprehensive loss                                                                                      (415,071)
   Dividends paid                                -             -                   -          (22,800)      (22,800)
                                        ---------------------------------------------------------------------------
Balance at December 31, 2008                 7,000        87,627            (189,591)         192,985        98,021
   Cumulative effect of change in
     accounting for investment                   -             -             (53,348)          82,075        28,727
       impairments
   Comprehensive income:
     Net loss                                    -             -                   -          (24,413)      (24,413)
     Other comprehensive income, net             -             -             124,477                -       124,477
                                                                                                        ------------
   Comprehensive income                                                                                     100,064
   Dividends paid                                -             -                   -           (1,160)       (1,160)
                                        ----------------------------------------------------------------------------
Balance at December 31, 2009            $    7,000   $    87,627   $        (118,462)  $      249,487   $   225,652
                                       =============================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                     Consolidated Statements of Cash Flows

                                                                              YEAR ENDED DECEMBER 31
                                                                         2009           2008           2007
                                                             ---------------------------------------------------
                                                                                  (In Thousands)
OPERATING ACTIVITIES
Net (loss) income                                            $           (24,413)  $    (423,387)  $     39,295
Adjustments to reconcile net (loss) income to net cash and
  cash equivalents provided by operating activities:
   Net realized/unrealized capital losses                                 49,344         411,469         14,350
   Depreciation and amortization                                           4,289          13,717          4,762
   Amortization of investment premiums and discounts                       8,962           1,879         (1,997)
   Annuity and interest-sensitive life products -
     interest credited to account balances                               129,486         168,408        204,983
   Policy acquisition costs deferred                                     (19,750)        (45,710)       (82,216)
   Amortization of deferred policy acquisition costs                      29,534          99,805         76,313
   Sales inducement costs charged back (deferred)                             33          (5,070)       (32,978)
   Amortization of sales inducement costs                                 13,997          26,179         17,185
   Net sales of mutual funds, trading                                          -          16,230              -
   Other changes in operating assets and liabilities                     128,541          80,734        (64,505)
                                                             ---------------------------------------------------
Net cash and cash equivalents provided by operating
  activities                                                            320,023          344,254        175,192

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
   Bonds available for sale                                            1,437,078         572,416        958,728
   Equity securities available for sale                                   14,838          16,236         82,054
   Bonds held to maturity                                                 22,174           4,331          3,585
   Officer mortgage loans                                                  1,896               -              -
   Other invested assets                                                   1,158          65,669         45,138
                                                             ---------------------------------------------------
                                                                       1,477,144         658,652      1,089,505
Acquisitions of investments:
   Bonds available for sale                                           (1,248,367)        (80,945)      (330,821)
   Equity securities available for sale                                  (31,843)        (14,841)       (17,612)
   Bonds held to maturity                                                (26,195)              -              -
   Note receivable                                                             -        (250,000)             -
   Other invested assets                                                 (27,795)        (56,674)       (11,907)
                                                             ---------------------------------------------------
                                                                      (1,334,200)       (402,460)      (360,340)

                    Security Benefit Life Insurance Company
                                and Subsidiaries

               Consolidated Statements of Cash Flows (continued)

                                                                             YEAR ENDED DECEMBER 31
                                                                       2009           2008           2007
                                                                -------------------------------------------------
                                                                                  (In Thousands)
Net (purchases) sales of property and equipment                 $           (105)  $         288   $      (3,748)
Net purchases of goodwill and intangible assets                                -               -          (3,176)
Net (purchases) sales of short-term investments                          (69,971)        537,803        (520,480)
Net decrease in policy loans                                               8,710           2,956           1,200
Purchase of subsidiary, net of cash acquired                                   -        (428,640)              -
Sale of subsidiaries, net of cash transferred                                  -         (44,125)              -
                                                                -------------------------------------------------
Net cash and cash equivalents provided by
  investing activities                                                    81,578         324,474         202,961

FINANCING ACTIVITIES
Payments on mortgage debt                                                 (1,910)         (1,785)         (1,670)
Capital contribution from parent                                               -          10,000           1,000
Dividends paid                                                                 -         (22,800)        (46,700)
Distribution to minority interest owner in excess of earnings                  -         (12,751)              -
Distribution to parent                                                         -          (2,000)              -
Proceeds from business-owned life insurance loan                               -          56,000               -
Cash received on reinsurance of block of business                              -               -         105,083
Deposits to annuity account balances                                     159,943         183,122         607,083
Withdrawals from annuity account balances                               (438,022)       (767,096)     (1,021,142)
                                                                -------------------------------------------------
Net cash and cash equivalents used in financing activities              (279,989)       (557,310)       (356,346)
                                                                -------------------------------------------------

Increase in cash and cash equivalents                                    121,612         111,418          21,807
Cash and cash equivalents at beginning of year                           211,333          99,915          78,108
                                                                -------------------------------------------------
Cash and cash equivalents at end of year                                 332,945   $     211,333   $      99,915
                                                                =================================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (recovered) during the year for:
   Interest                                                     $         17,349   $      16,636   $      15,584
                                                                =================================================
   Income taxes                                                 $          2,609   $       4,243   $      (1,918)
                                                                =================================================

See accompanying notes.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                               December 31, 2009

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiary, Security Distributors, Inc. (SDI) (referred to herein, collectively as the Company), consist primarily of marketing and distributing annuities, mutual funds, life insurance, and related products throughout the United States. The Company and/or its subsidiary offer a diversified portfolio of investment products consisting primarily of individual and group annuities and mutual fund products through multiple distribution channels. SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA).

SBL converted from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas- domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas-domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

On February 15, 2010, SBMHC entered into a purchase and sale agreement with Guggenheim SBC Holdings LLC (the Investor) to sell all of the outstanding capital stock of SBC, at which time SBMHC will demututalize and then be dissolved. The Transaction provides for the injection of capital into SBC, which will allow SBC to inject additional capital into the Company and fund the operations of its subsidiaries.

SBMHC expects the Transaction to close late in the second or early in the third quarter of 2010, although it is subject to various conditions, including regulatory approvals, and may be delayed or terminated due to unforeseen circumstances. Under the terms of the purchase and sale agreement, as amended, absent election by SBMHC to take certain actions, the Investor may not unilaterally terminate the agreement until, at the earliest, February 28, 2011 (the "Permitted Termination Date"), unless (i) SBMHC or SBC breaches the purchase and sale agreement or any

                    SECURITY BENEFIT LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ancillary agreement such that any of the conditions to the obligation of the Investor to close the Transaction would not be met and SBMHC or SBC fails to cure such breach within 30 days after receipt of written notice of such breach from the Investor or (ii) one or more unforeseen events occur that make impossible satisfaction of the conditions to the Investor's obligation to close and the Investor is not in breach of the purchase and sale agreement or any ancillary agreement.

SBC and the Investor have further agreed that, if the Transaction does not close, other than for certain reasons, SBC will sell to the Investor, and the Investor will buy from SBC, subject to certain conditions, Rydex Holdings, LLC, Security Investors and Security Global Investors.

The Company believes that during the pendency of the Transaction it has the ability to continue to operate on an independent basis and to meet contract owner obligations. If the Transaction does not occur, then, among other things, the Company's financial condition could be impacted as follows in the longer term:

      o Due to the occurrence of other events that may happen if the Transaction is not consummated, the Company might (and in certain circumstances likely would) need to take certain statutory-basis accounting write downs and increase its reserves, which would reduce its capital, perhaps significantly; and

      o The Company's financial strength ratings would likely be further downgraded, which would likely increase surrender activity, which, particularly if substantial and occurring in a short timeframe, could have a material adverse affect on the Company's liquidity, financial condition, results of operations, and prospects. A ratings downgrade could also adversely affect SBC's other businesses, which might compound these risks.

If the Transaction does not occur, SBMHC will seek other capital raising or restructuring alternatives. Based on its previous efforts, however, SBMHC believes it is unlikely that it would be able to enter into an alternative transaction that would provide a sufficient amount of capital on a timely basis to ensure that the Company will be able to meet its financial obligations to contract owners for the longer term.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The consolidated financial statements for the period ended December 31, 2009, include the operations and accounts of SBL and its subsidiary, SDI.

During 2008, the Company acquired a 60.5% ownership interest in Rydex Holdings, LLC and its subsidiaries, PADCO Advisors, Inc., PADCO Advisors II, Inc. and subsidiaries, Rydex Fund Services, Inc., and Rydex Distributors, Inc. (RDI) (collectively, RHLLC) (see Note 10). RHLLC, Security Global Investors (SGI), and the Company's 90% interest in Security Investors (SI) were sold to SBC on December 30, 2008 (see Note 16). The consolidated financial statements for the period ended December 31, 2008 include the operations of the Company and its divested subsidiaries SI, SGI, and RHLLC (see Note 10), as well as the operations of SDI, which was contributed to the Company on December 31, 2008, by SBC. Minority interest amounts held by SBC of $760,000 in the net income of SI and $2,428,000 in the net loss of RHLLC are included in consolidated other expenses for the year ended December 31, 2008. The balance sheet as of December 31, 2008 does not include balances associated with the divested subsidiaries.

The consolidated financial statements for the period ended December 31, 2007 include the operations and accounts of the Company and its subsidiaries, SI, SGI (see Note 10), and SDI. The Company's ownership of SI was 90% at December 31, 2007. Minority interest held by SBC of $1,582,000 and $362,000 in the net income and members' equity of SI are included in consolidated other expenses for the year ended December 31, 2007.

Significant intercompany accounts and transactions have been eliminated in consolidation.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducement costs, calculation of liabilities for future policy benefits, and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

ACCOUNTING CHANGES

In June 2009, the Financial Account Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into Accounting Standards Codification (ASC) Subtopic 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaced SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Company adopted the guidance and the adoption did not have a material impact on the consolidated financial statements.

In September 2009, the FASB issued Accounting Standards Update (ASU) 2009-12, Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). ASU 2009-12 provides guidance on measuring the fair value of certain alternative investments and amends ASC Topic 820, Fair Value Measurements and Disclosures, to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. ASU 2009-12 is effective for periods ending after December 15, 2009. The Company adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the consolidated financial statements.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure for events occurring subsequent to the balance sheet date but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the consolidated financial statements.

In April 2009, the FASB issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB ASC Subtopic 320-10, Investments - Debt and Equity Securities - Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairments (OTTIs) and requires additional disclosures. The recognition guidance applies to debt securities classified as available for sale and held to maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any OTTI between credit and noncredit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to other comprehensive income (OCI). This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009. The cumulative effect from the change in the accounting principle from adopting this guidance resulted in a net increase of $82,075,000 to retained earnings and corresponding net decrease of $53,348,000 to OCI. The required disclosures are provided in
Note 2.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, which was subsequently incorporated into FASB ASC 820. This statement provides additional guidance for estimating fair value and emphasizes that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. This statement was effective for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the consolidated financial statements.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements and Disclosures, which was subsequently incorporated into ASC Topic 820. This guidance provides a single definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The guidance was effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company adopted this guidance as of January 1, 2008. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In August 2009, the FASB issued ASU 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009- 05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value:
(1) a valuation technique that uses a quoted price: (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. The guidance is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. Management is still evaluating the impact this guidance will have on the consolidated financial statements.

In June 2009, the FASB issued SFAS No. 167, Amendment to FASB Interpretation No. 46(R), which was subsequently incorporated into ASC 810-10-05, Consolidation - Overall - Variable Interest Entities. The new guidance improves the financial reporting by enterprises involved with variable interest entities (VIEs). This guidance changes the approach to determining a VIE's primary beneficiary and requires companies to continuously reassess whether investments in VIEs must be consolidated. This guidance will become effective for interim and annual accounting periods beginning after November 15, 2009. The Company is currently evaluating the new guidance and does not expect it to have a material impact to the consolidated financial statements.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds classified as held to maturity include securities that the Company has the positive intent and ability to hold to maturity. Held to maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of adjustments related to deferred acquisition costs, unearned revenue reserves and applicable income taxes. If it is determined that a decline in fair value is other than temporary, unrealized losses are bifurcated between credit- and non-credit-related impairments. Credit- related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income. The adjustment related to unearned revenue reserves represents the increase from using a discount rate that would have been required if such unrealized gains or losses had been realized and the proceeds reinvested at current market interest rates, which were lower than the then-current effective portfolio rate.

Equity securities include common stocks and nonredeemable preferred stocks. Equity securities are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments (OTTI), and market value changes in certain seed money investments are reported as a component of net realized/ unrealized gains (losses) in the consolidated statements of operations.

Officer mortgage loans are reported at amortized cost.

Policy loans are reported at unpaid principal.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $64.4 million and $42.4 million at December 31, 2009 and 2008, respectively. During 2009, 2008, and 2007, the Company included $(5.4) million, $4.3 million, and $2.0 million, respectively, in net investment income representing the Company's share of current year net income (loss) of the unconsolidated entities.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

The Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of accumulated other comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in accumulated other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs in the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investment (gross blended separate account return assumption of 11.5% for the years 2010 through 2014 and 8.5% thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

DEFERRED SELLING COMMISSIONS

The Company defers certain costs, principally sales commissions, paid to broker-dealers in connection with the sale of certain shares of affiliated mutual funds and variable annuity products with distribution fees and contingent deferred sales charges. These deferred selling commissions are amortized based on the revenue stream of contingent deferred sales charges and distribution fees and are included in deferred policy acquisition costs in the consolidated balance sheets.

Effective October 16, 2009, RDI, an affiliate of the Company, became the distributor of certain affiliated mutual funds formerly distributed by the Company. The deferred costs related to these funds in the amount of $1,869,000, along with associated deferred income taxes of $708,000, were distributed to SBC and subsequently from SBC to RDI on December 28, 2009 in a non- cash transaction. As a result of this distribution, RDI will receive the benefit of the revenue stream from all shares previously sold, as well as revenue from all future sales of affiliated mutual funds. RDI will also assume certain costs formerly borne by the Company, principally sales commissions paid to broker-dealers in connection with the sale of those affiliated mutual funds.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GOODWILL AND OTHER INTANGIBLE ASSETS

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, which was subsequently incorporated into ASC Topic 350, Intangibles - Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                               2009             2008
                                          --------------------------------
                                                    (IN THOUSANDS)

Land                                      $         450    $         450
Land improvements                                   539              539
Data processing equipment                           423              417
Computer software                                18,912           18,912
Other                                               636              617
Building                                         53,535           53,455
Furniture                                         7,450            7,450
                                          -------------------------------
                                                 81,945           81,840
Less accumulated depreciation                    32,284           28,246
                                          -------------------------------
                                          $      49,661    $      53,594
                                          ===============================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from FHLB at December 31, 2009 related to the noncancelable portion of the lease are $955,000 annually for years 2010 through 2014 and $2,309,000 thereafter.

BUSINESS-OWNED LIFE INSURANCE

The Company has invested in business-owned life insurance. The investment is carried in other assets at net policy value of $22,606,000 and $26,500,000 at December 31, 2009 and 2008, respectively, with the change in value of $2,788,000, $4,083,000, and $4,261,000 for 2009, 2008, and 2007, respectively, recorded in other revenues. In June 2008, a $56,000,000 loan was taken out against the policy with an outstanding principal loan amount as of December 31, 2008 of $55,819,000. Interest expense of $2,853,000 and $1,947,000 related to the policy loan was paid in 2009 and 2008, respectively. The loan had a variable interest rate that was reset annually at the policy anniversary date of November 21, which was 6.42% as of November 21, 2008. In October 2009, the loan was converted to a withdrawal of basis, leaving an outstanding principal loan amount of zero as of December 31, 2009.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accom- panying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level- premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.4% to 10% during 2009, from 2% to 10% during 2008, and from 2.8% to 10% during 2007.

Policy reserves and annuity account values also include funding agreements of $1.3 billion at December 31, 2009 and 2008 that are classified as life-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions occur.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Commissions, support, and distribution fees include point-of-sale fees (e.g., front-load mutual fund or variable annuity fees) and asset-based fees (e.g., 12b-1 fees) that are generally based on a contractual fee as a percentage of assets and recognized when earned, which is generally upon receipt. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid monthly based on contractual agreements. Revenue sharing fees represent amounts accrued under agreements with both affiliated and unaffiliated mutual funds.

During 2008, the Company provided transfer agency, portfolio accounting, and other services to affiliated mutual funds. The Company received fees for these services based on an annual percentage of average daily net assets of these funds. These revenues were recognized as services were provided. These services were no longer provided by the Company in 2009.

Revenue from third-party administration of financial services products is recorded as services are performed. Revenue on conversion contracts, which are short term in nature, is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified. In October 2009, the Company assigned its contracts for the provision of third-party administration services to se2 inc.
(se2), an affiliate of the Company, allowing se2 to collect the revenue directly (see Note 13 related to the guarantee of these contracts).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2009 or 2008.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

CORPORATE REORGANIZATION

The financial statements for the year ended December 31, 2007 include the accounts and operations of SDI in accordance with ASC Topic 805, Business Combinations. SDI was contributed to SBL from SBC on December 31, 2008 (see Note
16). Under ASC Topic 805, the receiving entity of the transferred equity interest, in an exchange between entities under common control, should report results of operations as if the transfer occurred at the beginning of the period presented and prior years should be restated to furnish comparative information. In accordance with this guidance, SDI has been included in the consolidated financial statements of the Company for all periods presented.

                   Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, OTTIs in OCI, and fair values of the Company's portfolio of bonds and equity securities available for sale and bonds held to maturity at December 31, 2009 and 2008 is as follows:

                                                                     DECEMBER 31, 2009
                                          -------------------------------------------------------------------------------

                                                            GROSS           GROSS
                                            AMORTIZED     UNREALIZED      UNREALIZED       OTTIS             FAIR
                                              COST          GAINS           LOSSES         IN OCI            VALUE
                                          -------------------------------------------------------------------------------
                                                                        (In Thousands)
AVAILABLE FOR SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.government
     corporations and agencies            $     16,346   $        378   $          19   $           -   $         16,705
   Obligations of government-sponsored
     enterprises                               209,069             56           2,789               -            206,336
   Corporate securities                        871,256         22,663          62,294               -            831,625
   Commercial mortgage-backed
     securities                                 39,058          1,786             574               -             40,270
   Residential mortgage-backed
     securities                              1,301,755         31,192          16,608               -          1,316,339
   Other mortgage-backed securities             61,883          1,229             170               -             62,942
   Collateralized debt obligations             162,121            221          47,011          44,132             71,199
   Other debt obligations                      448,289          3,826          61,163          36,371            354,581
                                          -------------------------------------------------------------------------------
Total bonds                               $  3,109,777   $     61,351   $     190,628   $      80,503   $      2,899,997
                                          ===============================================================================
Equity securities:
   Financial                              $      8,631   $      1,501   $       5,619   $           -   $          4,513
   Fund                                         30,705            461             398               -             30,768
   Technology                                    4,899              -              30               -              4,869
   Transportation                                    -              1               -               -                  1
   Government                                   64,760              -               -               -             64,760
                                          -------------------------------------------------------------------------------
Total equity securities                   $    108,995   $      1,963   $       6,047   $           -   $        104,911
                                          ===============================================================================
HELD TO MATURITY
Bonds:
   Corporate securities                   $     17,038   $      1,679   $           -   $           -   $         18,717
   Other debt obligations                       13,427              -           2,751               -             10,676
                                          -------------------------------------------------------------------------------
Total held to maturity                    $     30,465   $      1,679   $       2,751   $           -   $         29,393
                                          ===============================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                                        DECEMBER 31, 2008
                                               ------------------------------------------------------------------------
                                                                     GROSS             GROSS
                                                  AMORTIZED        UNREALIZED        UNREALIZED            FAIR
                                                     COST            GAINS             LOSSES             VALUE
                                               ------------------------------------------------------------------------
                                                                          (In Thousands)
AVAILABLE FOR SALE
Bonds:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                  $        14,048   $           818   $            32   $          14,834
   Obligations of government-sponsored
     enterprises                                        10,049               874                 -              10,923
   Corporate securities                              1,264,682             7,525           161,551           1,110,656
   Commercial mortgage-backed securities                   138                 -                 1                 137
   Residential mortgage-backed securities            1,513,857            28,058            43,304           1,498,611
   Other mortgage-backed securities                     23,103               548               573              23,078
   Collateralized debt obligations                     162,264                 -            67,587              94,677
   Other debt obligations                              267,358                75           118,542             148,891
                                               ------------------------------------------------------------------------
Total bonds                                    $     3,255,499   $        37,898   $       391,590   $       2,901,807
                                               ========================================================================
Equity securities:
   Financial                                   $         8,624   $             -   $         6,664   $           1,960
   Fund                                                 17,234                 4             3,117              14,121
   Transportation                                            -                 1                 -                   1
   Government                                           66,170                 -                 -              66,170
                                               ------------------------------------------------------------------------
Total equity securities                        $        92,028   $             5   $         9,781   $          82,252
                                               ========================================================================
HELD TO MATURITY
Bonds:
   Corporate securities                        $        26,108   $         1,772   $         2,561   $          25,319
                                               ------------------------------------------------------------------------
Total held to maturity                         $        26,108   $         1,772   $         2,561   $          25,319
                                               ========================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                     AVAILABLE FOR SALE             HELD TO MATURITY
                                               -------------------------------------------------------------
                                                 AMORTIZED         FAIR          AMORTIZED         FAIR
                                                   COST            VALUE          COST            VALUE
                                               -------------------------------------------------------------
                                                                      (In Thousands)
    Due in one year or less                    $      26,106   $      26,702   $          -   $           -
    Due after one year through five years            343,030         352,410         11,213          12,326
    Due after five years through ten years           330,791         333,410          5,825           6,391
    Due after ten years                              396,744         342,144         13,427          10,676
    Mortgage-backed securities and other
       asset-backed securities                     2,013,106       1,845,331              -               -
                                               -------------------------------------------------------------
                                               $   3,109,777   $   2,899,997   $     30,465   $      29,393
                                               =============================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

For bonds and equity securities with unrealized losses as of December 31, 2009 and 2008, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                      DECEMBER 31, 2009
                                       -----------------------------------------------------------------------------------
                                                                    GREATER THAN OR EQUAL
                                         LESS THAN 12 MONTHS            TO 12 MONTHS
                                       ---------------------------------------------------
                                                       GROSS                      GROSS         TOTAL       TOTAL GROSS
                                        CARRYING     UNREALIZED    CARRYING     UNREALIZED     CARRYING     UNREALIZED
                                         AMOUNT        LOSSES       AMOUNT        LOSSES        AMOUNT         LOSSES
                                       -----------------------------------------------------------------------------------
                                                                (In Thousands)
Bonds available for sale:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies         $    3,715   $        18   $      454   $         1   $     4,169   $           19
   Obligations of
     government-sponsored
     enterprises                          193,675         2,787          173             2       193,848            2,789
   Corporate securities                    98,473         3,793      320,584        58,501       419,057           62,294
   Commercial mortgage-backed
     securities                            12,895            88        5,668           486        18,563              574
   Residential mortgage-backed
     securities                           451,472         5,460       94,752        11,148       546,224           16,608
   Other mortgage-backed securities        13,071           170            -             -        13,071              170
   Collateralized debt obligations         22,623        18,885      132,171        72,258       154,794           91,143
   Other debt obligations                 134,015        35,753      193,276        61,781       327,291           97,534
                                       -----------------------------------------------------------------------------------
Total bonds available for sale         $  929,939   $    66,954   $  747,078   $   204,177   $ 1,677,017   $      271,131
                                       ===================================================================================
Total equity securities available
   for sale                            $   29,618   $     5,649   $    5,759   $       398   $    35,377   $        6,047
                                       ===================================================================================
Total bonds held to maturity           $   13,427   $     2,751   $        -   $         -   $    13,427   $        2,751
                                       ===================================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

INVESTMENTS (CONTINUED)

                                                                      DECEMBER 31, 2008
                                       ---------------------------------------------------------------------------------
                                                                    GREATER THAN OR EQUAL
                                        LESS THAN 12 MONTHS            TO 12 MONTHS
                                       ----------------------------------------------------
                                                       GROSS                      GROSS        TOTAL       TOTAL GROSS
                                        CARRYING     UNREALIZED    CARRYING     UNREALIZED    CARRYING     UNREALIZED
                                         AMOUNT       LOSSES        AMOUNT       LOSSES        AMOUNT         LOSSES
                                       ---------------------------------------------------------------------------------
                                                               (In Thousands)
Fixed maturities available for sale:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies         $    4,759   $        32   $        -   $         -  $     4,759   $          32
   Corporate securities                   421,630        43,736      460,265       117,815      881,895         161,551
   Commercial mortgage-backed
     securities                               138             1            -             -          138               1
   Residential mortgage-backed
     securities                           183,710        23,383       79,123        19,257      262,833          42,640
   Other mortgage-backed securities         7,453           603        3,244           633       10,697           1,236
   Collateralized debt obligations         10,488           775      145,335        66,813      155,823          67,588
   Other debt obligations                  12,174         1,888      231,719       116,654      243,893         118,542
                                       ---------------------------------------------------------------------------------
Total fixed maturities available for
   sale                                $  640,352   $    70,418   $  919,686   $   321,172  $ 1,560,038   $     391,590
                                       =================================================================================
Total equity securities available
   for sale                            $        -   $         -   $   23,123   $     9,781  $    23,123   $       9,781
                                       =================================================================================
Fixed maturities held to maturity      $   10,181   $     2,267   $    2,645   $       294  $    12,826   $       2,561
                                       =================================================================================

As of December 31, 2009 the Company held $1,677 million in available-for-sale fixed maturity securities with unrealized losses of $271 million. The Company's portfolio consists of fixed maturity securities where 72% are investment grade (rated AAA through BBB-) with an average price of $86 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 161 securities with a carrying value of $929.9 million and unrealized losses of $67 million reflecting an average price of $93. Of this portfolio, 81% were investment grade (rated AAA through BBB-) at December 31, 2009. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believes these losses to be temporary.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 174 securities with a carrying value of $747.1 million and unrealized losses of $204.2 million. Of this portfolio, 64% were investment grade (rated AAA through BBB-) at December 31, 2009.

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company's intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, then the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income and the noncredit portion is recognized in OCI.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset- backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

An analysis of the credit losses recognized in earnings where a portion of the other-than- temporary impairment was recognized in OCI for the year ended December 31, 2009 is as follows:

                                                                                               2009
                                                                                       --------------------
                                                                                         (In Thousands)

    Balance at beginning of year                                                       $           (89,602)
    Credit losses for which an other-than-temporary impairment was not previously
       recognized                                                                                  (10,908)
    Reduction for securities sold during the period or intended to be sold                           16,764
    Additional credit loss impairments on securities previously impaired                              (425)
                                                                                       --------------------
    Balance at end of year                                                             $           (84,171)
                                                                                       ====================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

At December 31, 2009, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of OTTIs, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                                                      DECEMBER 31, 2009
                                                 ------------------------------------------------------
                                                    AMORTIZED        UNREALIZED          ESTIMATED
                                                      COST           LOSS (GAIN)         FAIR VALUE
                                                 ------------------------------------------------------
                                                                    (In Thousands)
      Less than 12 months:
         Corporate securities                    $       43,357   $        11,001   $           32,356
         Asset-backed securities                        127,312            50,336               76,976
         Mortgage-backed                                 93,994            10,927               83,067
                                                 ------------------------------------------------------
                                                        264,663            72,264              192,399
      Greater than 12 months:
         Corporate securities                            16,332             1,486               14,846
         Asset-backed securities                        137,576            77,773               59,803
         Equities                                           602            (1,498)               2,100
                                                 ------------------------------------------------------
                                                        154,510            77,761               76,749
                                                 ------------------------------------------------------
      Total                                      $      419,173   $       150,025   $          269,148
                                                 ======================================================

The watch list includes 100 securities, of which 53 have been on the list for over 12 months. The combined fair value of the watch list securities was 64% of book value. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if OTTI charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Major categories of net investment income for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

                                                        2009             2008            2007
                                                    ------------------------------------------------
                                                                  (In Thousands)
     Interest on bonds                              $    155,026   $      196,538   $       254,298
     Dividends on equity securities                        2,010            3,875             5,550
     Dividends on mutual funds                                 -              161             2,038
     Interest on mortgage loans                              511                -                 -
     Interest on policy loans                              5,519            6,104             6,215
     Interest on short-term investments                    1,022            6,263            10,607
     Other                                                20,145           54,896            12,014
                                                    ------------------------------------------------
     Total investment income                             184,233          267,837           290,722

     Less investment expenses                              7,914            8,401             8,387
                                                    ------------------------------------------------
     Net investment income                          $    176,319   $      259,436   $       282,335
                                                    ================================================

Proceeds from sales of bonds and equity securities available for sale and realized gains and losses on bonds for the years ended December 31, 2009, 2008, 2007 are as follows:

                                    2009             2008            2007
                                ----------------------------------------------
                                                (In Thousands)

    Proceeds from sales         $    992,285   $      256,385   $     726,782
    Gross realized gains              24,901            2,524           7,536
    Gross realized losses             13,381            7,917           3,996

During 2009 the Company sold held-to-maturity securities with a net carrying amount of $5.6 million resulting in a realized gain of $0.3 million. The Company also transferred securities with a net carrying amount of $0.6 million for this same issuer from held to maturity to available for sale. This decision was a result of the issuer rejecting the leases on the properties securing the notes in bankruptcy. The change from held to maturity to available for sale is in accordance with guidance and does not impair the Company's ability to hold other held-to-maturity securities. The properties have since been foreclosed on.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Net realized/unrealized gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2009, 2008, and 2007 consist of the following:

                                                           2009          2008           2007
                                                      ---------------------------------------------
                                                                (In Thousands)
Realized gains (losses):
   Bonds                                              $      11,558  $     (5,393)  $        3,540
   Equity securities                                           (38)             -                -
   Mutual funds - trading                                        -            552                -
   Other invested assets                                         -           (473)               -
   Other                                                         -            (19)               -
                                                      ---------------------------------------------
Total realized gains (losses)                                11,520        (5,333)           3,540

Impairments:
   OTTI of available-for-sale bonds                        (68,507)      (387,958)         (20,345)
   Portion of OTTIs recognized in OCI                       21,157              -                -
   OTTI of available-for-sale equities                           -         (7,893)               -
   Rydex trade name impairment                                   -         (7,300)               -
                                                      ---------------------------------------------
Total impairments                                          (47,350)      (403,151)         (20,345)

Holding (losses) gains:
   Mutual funds - other than trading                          (125)       (11,198)           2,240
                                                      ---------------------------------------------
Total holding (losses) gains                                  (125)       (11,198)           2,240
                                                      ---------------------------------------------
                                                           (35,955)      (419,682)         (14,565)
Related impact on deferred policy acquisition costs        (13,389)         8,213              215
                                                      ---------------------------------------------
Net realized/unrealized capital losses                $    (49,344)  $   (411,469)  $      (14,350)
                                                      =============================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

There were no outstanding agreements to sell securities at December 31, 2009 or 2008.

At December 31, 2009, the Company had securities pledged with an amortized cost and market value of approximately $1.5 billion, respectively, as collateral in relation to its structured institutional products, the line of credit with FHLB (see Note 14), and the home office building (see Note 15).

At December 31, 2009, bonds available for sale with a carrying amount of $4.4 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has interest rate swap agreements, which effectively modify fixed rate bonds into floating rate investments based on LIBOR. The notional amounts of these swaps are $32 million and $75 million at December 31, 2009 and 2008, respectively. Notional amounts are provided to express the extent of our involvement in derivative transactions. Notional amounts represent amounts used to calculate contractual flows to be exchanged and are not paid or received.

During the years ended December 31, 2009, 2008, and 2007, the Company recognized a net gain of $1,390,000, net loss of $1,202,000, and net loss of $1,104,000, respectively, related to the ineffective portion of its fair value hedges that have been included in net investment income in the consolidated statements of operations.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. Effective October 2, 2008, the Company suspended the hedging program. During the years ended December 31, 2008, and 2007, the Company realized a gain of $38.5 million and a loss of $1.6 million, respectively, on these futures contracts that have been included in net investment income in the consolidated statements of operations. The Company held no futures contracts at December 31, 2009 and 2008.

3. DEFERRED POLICY ACQUISITION COSTS

The following table summarizes the components of deferred policy acquisition costs for the years ended December 31:

                                              2009            2008
                                         --------------------------------
                                                    (In Thousands)

    Deferred policy acquisition costs    $      291,313   $      404,123
    Present value of future profits              47,895           49,253
    Unearned premium liability                  (72,058)         (82,230)
    Deferred selling commissions                  3,195            6,215
                                         --------------------------------
    Balance at end of year               $      270,345   $      377,361
                                         ================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

      An analysis of the deferred policy acquisition cost asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                                                   2009           2008
                                                                              -----------------------------
                                                                                     (In Thousands)
    Balance at beginning of year                                              $     404,123   $    380,236
       Cost deferred during the year                                                 18,626         44,504
       Amortized to expense during the year                                         (36,073)       (97,380)
       Effect of realized (gains) losses on amortization of deferred policy         (13,389)         8,213
         acquisition costs
       Effect of unrealized (gains) losses                                          (82,408)        70,193
       Other                                                                            434         (1,643)
                                                                              -----------------------------
    Balance at end of year                                                    $     291,313   $    404,123
                                                                              =============================

Included in deferred policy acquisition costs in the consolidated balance sheets, the present value of future profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

PVFP is amortized over the expected lifetime of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                              2009           2008
                                         -----------------------------
                                               (In Thousands)

      Balance at beginning of year       $      49,253   $     69,941
         Imputed interest                        3,272          4,569
         Amortization                           (4,630)       (25,257)
                                         -----------------------------
      Balance at end of year             $      47,895   $     49,253
                                         =============================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 9% and 13.16% of the December 31, 2009 deferred policy acquisition cost balance in each of the years 2010 through 2014. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of a reinsurance transaction entered into in 2007 (see Note 7), the Company recorded an unearned profit liability that is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned profit liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned profit liability and associated amortization is presented below for the years ended December 31:

                                            2009           2008
                                        -----------------------------
                                              (In Thousands)

    Balance at beginning of year        $    (82,230)  $    (103,335)
       Amortization                           10,172          21,105
                                        -----------------------------
    Balance at end of year              $    (72,058)  $     (82,230)
                                        =============================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker-dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below for the years ended December 31:

                                                      2009            2008
                                                 ------------------------------
                                                         (In Thousands)

     Balance at beginning of year                $        6,215   $      7,850
        Costs deferred during the year                    1,124          1,206
        Distribution of deferred selling
          commissions (see Note 1)                       (1,869)             -
        Amortization                                     (2,275)        (2,841)
                                                 ------------------------------
     Balance at end of year                      $        3,195   $      6,215
                                                 ==============================
4. DEFERRED SALES INDUCEMENTS

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                            2009           2008
                                                      ------------------------------
                                                               (In Thousands)
   Balance at beginning of year                       $       97,778   $    118,887
      Costs (charged back) deferred during the year              (33)         5,070
      Amortization                                           (13,997)       (26,179)
                                                      ------------------------------
   Balance at end of year                             $       83,748   $     97,778
                                                      ==============================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:

                                                                      UNREALIZED
                                                                    GAINS (LOSSES)    DERIVATIVE
                                                                    ON AVAILABLE-    INSTRUMENTS
                                                                       FOR-SALE         GAINS
                                                                      SECURITIES      (LOSSES)           TOTAL
                                                                   ------------------------------------------------
                                                                           (In Thousands)
Accumulated other comprehensive loss at
   January 1, 2007                                                 $      (21,517)  $        (414)  $      (21,931)
     Other comprehensive loss:
       Unrealized losses on available for sale securities                (216,163)              -         (216,163)
       Losses reclassified into earnings from other
         comprehensive loss                                                14,565               -           14,565
       Effect on deferred policy acquisition costs                        (15,679)              -          (15,679)
       Change in deferred income taxes                                     40,887               -           40,887
                                                                   ------------------------------------------------
     Total other comprehensive loss                                      (176,390)              -         (176,390)
                                                                   ------------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2007                                                     (197,907)           (414)        (198,321)
     Other comprehensive income:
       Unrealized losses on available for sale securities                (532,561)              -         (532,561)
       Losses reclassified into earnings from other
         comprehensive loss                                               412,363             414          412,777
       Effect on deferred policy acquisition costs                         70,193               -           70,193
       Change in deferred income taxes                                     58,321               -           58,321
                                                                   ------------------------------------------------
     Total other comprehensive income                                       8,316             414            8,730
                                                                   ------------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2008                                                     (189,591)              -         (189,591)
                                                                   ------------------------------------------------

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

                                                                       UNREALIZED
                                                                     GAINS (LOSSES)     DERIVATIVE
                                                                     ON AVAILABLE-     INSTRUMENTS
                                                                        FOR-SALE         GAINS
                                                                       SECURITIES       (LOSSES)         TOTAL
                                                                   ------------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2008                                               $        (189,591) $           -  $    (189,591)
     Cumulative effect of change in accounting for investment
       impairment (see Note 1)                                               (53,348)             -        (53,348)
     Other comprehensive income:
       Unrealized gains on available for sale securities                     195,712              -        195,712
       Realized investment gains, excluding impairment losses                (11,395)             -        (11,395)
       OTTI losses recognized in earnings                                     68,507              -         68,507
       OTTI losses recognized in other comprehensive income                  (21,157)             -        (21,157)
       Adjustment for assumed changes in liability for policy
         reserves and annuity account values                                  (1,951)             -         (1,951)
       Effect on deferred policy acquisition costs                           (82,408)             -        (82,408)
       Change in deferred income taxes                                       (22,831)             -        (22,831)
                                                                   ------------------------------------------------
     Total other comprehensive income                                        124,477              -        124,477
                                                                   ------------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2009                                               $        (118,462) $           -  $    (118,462)
                                                                   ================================================


6. EMPLOYEE BENEFIT PLANS

Substantially all employees of the Company are covered by a qualified, noncontributory, defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS (CONTINUED)

During 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event was accounted for as a plan curtailment by SBC. In addition, the Company is providing a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Concurrent with the freezing of the defined benefit pension plan, the definition of pay under the profit-sharing and savings plan was expanded to include bonuses (except for purposes of the profit-sharing contribution) and the Company match was increased to 100% of the first 5% of pay contributed by an employee. Company contributions to the profit-sharing and savings plan charged to operations were $569,000, $7,046,000, and $1,488,000 for 2009, 2008, and 2007, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

The Company participates in a number of annual discretionary incentive compensation plans and sales commissions for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts.

The Company also has a long-term incentive plan for certain employees, which provides for vesting over a three-year period. Incentive compensation expense amounted to $3,078,000, $29,351,000, and $8,246,000 for 2009, 2008, and 2007,
respectively, and is included in the consolidated statements of operations in commissions and other operating expenses.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:


                                 2009            2008             2007
                             -----------------------------------------------
                                             (In Thousands)
Reinsurance assumed:
   Premiums received         $      24,083   $      35,612    $      41,164
                             ===============================================
   Commissions paid          $       2,236   $       3,335    $       3,412
                             ===============================================
   Claims paid               $       6,268   $       8,430    $       8,486
                             ===============================================
   Surrenders paid           $     103,384   $     141,146    $     210,590
                             ===============================================

Principal reinsurance ceded transactions for the years ended December 31, 2009, 2008, and 2007 are summarized as follows, impacted by the 2007 transfer of a block of deferred variable annuities business to another insurer:






                                  2009            2008             2007
                             -----------------------------------------------
                                             (In Thousands)
Reinsurance ceded:
   Premiums paid             $      33,574   $      50,444    $      75,378
                             ===============================================
   Commissions received      $       3,671   $       5,449    $       3,272
                             ===============================================
   Claim recoveries          $      30,457   $      38,139    $      20,629
                             ===============================================
   Surrenders recovered      $     152,798   $     181,701    $      58,888
                             ===============================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. REINSURANCE (CONTINUED)

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

At December 31, 2009 and 2008, the Company has receivables totaling $515,112,000 and $519,746,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2009 and 2008 was $3.4 billion and $3.6 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million and a separate account accrued expense allowance of $78.9 million, reduced by other related items of $6.1 million, for a total unearned profit liability of $108.1 million. This liability has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $13.4 million and $20.7 million for general account liabilities reinsured at December 31, 2009 and 2008, respectively, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $79.5 million and $47.6 million at December 31, 2009 and 2008, respectively.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum withdrawal benefit (GMWB), and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

     o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's age specified birthday (this age varies by product) adjusted for withdrawals.

     o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

     o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

     o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

     o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up, and/or enhanced death benefit.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:


                                    2009                                    2008
                      ---------------------------------------------------------------------------
                                                 WEIGHTED                             WEIGHTED
                        ACCOUNT  NET AMOUNT       AVERAGE    ACCOUNT     NET AMOUNT   AVERAGE
                         VALUE     AT RISK     ATTAINED AGE   VALUE       AT RISK   ATTAINED AGE
                      ---------------------------------------------------------------------------
                                               (Dollars in Millions)

Return of premium   $    2,020   $      107       62        $    1,824   $      355       62
Reset                      128           10       54               111           31       54
Roll-up                    516           85       61               458          203       60
Step-up                  3,211          254       63             3,023          656       63
Combo                      193           55       67               164           85       66
                    -----------------------                 -----------------------
Subtotal                 6,068          511       63             5,580        1,330       62

Enhanced                    11            1       65                 -           28       66
                    -----------------------                 -----------------------
Total GMDB          $    6,079   $      512       63        $    5,580   $    1,358       61
                    =======================                 =======================

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008 was $10,156,000 and $20,802,000,
respectively. The liability for GMWBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008, was $14,622,000 and $30,236,000, respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008 was $2,725,000 and $2,802,000, respectively.

The Company's GMDB and GMIB SOP 03-1 reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as benefit expense. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company's SOP 03-1 reserve calculation uses assumptions the same as those used in its deferred policy acquisition cost model.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2009:

     o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

     o     Mean long-term gross blended separate account growth rate is 8.5%.

     o     Long-term equity volatility is 18%.

     o     Long-term bond volatility is 5%.

     o     Mortality is 100% of Annuity 2000 table.

     o Asset fees are equal to fund management fees and product loads (vary by product).

     o     Discount rate is equivalent to the credited rate (vary by product).

     o     Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2009:

      o Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

      o     Mortality is 100% of Annuity 2000 table.

      o Asset fees are equal to fund management fees and product loads (vary by product).

      o Current volatility surface (3 months-5 years) of 22% graded to 28% at year 5, graded to 21% at year 30, and graded to the long-term average of 18% at end of projection year 60.

      o Discount rate used is the levelized forward swap rate plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index.

      o    Policyholder lapse rates are set to 90% of the assumed base lapses.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

As of December 31, 2009, the Company has $344 million of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded no interest for the year ended December 31, 2009 and recorded a liability at December 31, 2009 of $327,000.

Income tax expense (benefit) consists of the following for the years ended December 31, 2009, 2008, and 2007:

                          2009            2008             2007
                      -----------------------------------------------
                                      (In Thousands)

Current               $       3,579   $      (2,176)   $       4,603
Deferred                      1,477         (11,864)         (10,339)
                      -----------------------------------------------
                      $       5,056   $     (14,040)   $      (5,736)
                      ===============================================

A net operating loss (NOL) of $285 million from 2008 is available to offset future taxable income. The NOL is available for use until 2029.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense (benefit) are as follows:
                                          2009            2008           2007
                                   ---------------------------------------------

                                                       (In Thousands)
Federal income tax expense
   (benefit) computed at
   statutory rate                  $      (6,687)  $    (149,889)   $    11,775
Increases (decreases) in taxes
   resulting from:
     Valuation allowance                  13,584         143,165              -
     Dividends received deduction         (3,576)         (6,061)       (12,019)
     Credits                                (320)         (1,126)        (1,959)
     Prior period adjustments              1,593              (8)        (2,292)
     Other                                   462            (121)        (1,241)
                                   ---------------------------------------------
                                   $       5,056   $     (14,040)   $    (5,736)
                                   =============================================

Credits primarily result from low-income housing tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:


                                                              DECEMBER 31
                                                         2009             2008
                                                  ------------------------------
                                                           (In Thousands)
Deferred income tax assets:
   Future policy benefits                         $       40,344  $      35,102
   Net operating loss                                     12,812         14,584
   Deferred loss on investments                          128,022        143,542
   Deferred gain on life coinsurance agreement             1,498          1,972
   Net unrealized capital loss on investments             76,621        124,329
   Other invested assets                                   8,960          4,638
   Other                                                   5,848          2,628
                                                  ------------------------------
Total deferred income tax assets                         274,105        326,795
Valuation allowance                                     (128,022)      (143,165)
                                                  ------------------------------
Net deferred income tax assets                           146,083        183,630

Deferred income tax liabilities:
   Deferred policy acquisition costs                     109,864        149,359
   Depreciation                                            5,546          1,994
   Deferred gain on investments                            4,143          4,381
   Other                                                   7,531         11,817
                                                  ------------------------------
 Total deferred income tax liabilities                   127,084        167,551
                                                  ------------------------------
 Net deferred income tax assets                   $       18,999  $      16,079
                                                  ==============================

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2009 and 2008, the Company recorded a $128.0 million and $143.2 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years.

It is anticipated that the potential acquisition transaction, described in Note 1, would trigger a limitation under Internal Revenue Code Section 382, which restricts how much of SBMHC's pre-transaction NOLs can be used in a given year. Because of the anticipated limitation, the Company believes the use of the NOL deferred tax asset will be significantly limited if the business combination is consummated.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that is likely that any such regulations would apply prospectively only. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which if enacted could significantly reduce the DRD tax benefits the Company receives prospectively, beginning in 2011. For the year ended December 31, 2009, the Company recorded a benefit of approximately $3.4 million related to the current year's separate account DRD.

On March 19, 2010, the Company filed refund claims with the IRS in the amount of $7,396,000 for 2004 and $1,311,000 for 2003 pursuant to Revenue Procedure 2009-52. This Revenue Procedure provided the guidance for the provision of the American Recovery and Reinvestment Act of 2009, which extended the carryback of the 2008 or 2009 NOLs for up to five years. With the carryback to 2003, the Company could be subject to examinations by the IRS for this year.

10. BUSINESS COMBINATIONS

On June 15, 2007, SGI acquired the assets of Avera Global Partners, L.P., an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method and 100% of the results since June 15, 2007 have been included in the consolidated financial statements. The acquisition provided the Company with global asset management capabilities. The aggregate purchase price was $3.5 million. During 2008, additional acquisition costs were incurred increasing the original allocation of goodwill by $444,000 to $3.3 million at December 31, 2008. SGI was subsequently sold to SBC on December 30, 2008 (see Note 16).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                              $       1,314
Fixed and other assets                                                 38
Intangible assets subject to amortization:
   Noncompetition agreements                                          280
Goodwill not subject to amortization                                3,341
                                                          ----------------
                                                                    4,973
Current liabilities                                                 1,508
                                                          ----------------
Net assets acquired                                         $       3,465
                                                          ================

The intangible asset subject to amortization is being amortized straight-line over seven years. Goodwill and intangible assets are deductible for tax purposes.

On January 17, 2008, Avon Holdings, LLC, a limited liability company controlled by the Company and its parent, SBC, acquired 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex) and Investment Capital Technologies, LLC (Investment Capital). Rydex and Investment Capital were merged into Avon Holdings, LLC, which was renamed Rydex Holdings, LLC (RHLLC) upon completion of the merger. The Company held a 60.5% ownership interest in RHLLC and SBC owned 39.5%. Effective December 30, 2008, the Company sold its entire interest in RHLLC to SBC (see Note 16).

RHLLC is a holding company whose subsidiaries principally sponsor, advise, and manage nontraditional, quantitative-oriented, open-end mutual funds and exchange-traded funds that cover a wide range of traditional and alternative asset classes. The value of RHLLC was determined based upon an independent appraisal that considered market multiples for similar entities, similar recent market transactions, and other relevant factors. The aggregate purchase price was $751.6 million, with acquisition costs totaling $12.1 million (net assets acquired of $763.7 million).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the allocation of the estimated fair values of assets acquired and liabilities assumed by the Company and SBC at the date of acquisition (in thousands):


    Cash and cash equivalents                                    $    33,527
    Other current assets                                              12,122
    Fixed and other assets                                             6,169
    Intangible assets not subject to amortization:
      Management contracts                                           328,000
      Trade name                                                     205,500
    Intangible assets subject to amortization:
      Processes and technology                                        39,800
      Noncompetition agreements                                       19,600
    Goodwill not subject to amortization                             139,663
                                                                 ------------
                                                                     784,381
    Current liabilities                                               20,713
                                                                 ------------
    Net assets acquired                                          $   763,668
                                                                 ============

The weighted average amortization period is 8.4 years for the intangible assets subject to amortization. The goodwill and intangible assets amortization are deductible for income tax purposes.

On January 7, 2008, the Company's affiliate, SI (which was 90% owned by the Company at that time), acquired through an asset purchase an asset management business primarily involved in the management of large-cap and mid-cap growth assets. The aggregate purchase price was $500,000 and the acquisition was accounted for using the purchase method. SI was subsequently sold to SBC at December 30, 2008 (see Note 16).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):


    Intangible assets subject to amortization:
      Noncompetition agreements                                 $       228
    Goodwill not subject to amortization                              1,209
                                                                ------------
                                                                      1,437
    Current liabilities                                                 937
                                                                ------------
    Net assets acquired                                         $       500
                                                                ============

The intangible asset subject to amortization is being amortized straight-line over five years. The goodwill and intangible assets are deductible for income tax purposes.

11. GOODWILL AND OTHER INTANGIBLE ASSETS

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                         OTHER
                                                       INTANGIBLE
                                           GOODWILL      ASSETS        TOTAL
                                          -------------------------------------
                                                     (In Thousands)

   Balance at January 1, 2007             $        -   $        -   $        -
    Acquisitions                               2,896          280        3,176
    Amortization                                   -          (20)         (20)
                                          -------------------------------------
   Balance at December 31, 2007                2,896          260        3,156
    Acquisitions                             141,317      593,128      734,445
    Amortization                                   -       (7,625)      (7,625)
    Impairment                                     -       (7,300)      (7,300)
    Sale of subsidiaries to SBC             (144,213)    (578,463)    (722,676)
                                          -------------------------------------
   Balance at December 31, 2008 and 2009  $        -   $        -   $        -
                                          =====================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. GOODWILL AND OTHER INTANGIBLE ASSETS (CONTINUED)

Impairment of goodwill and intangibles is evaluated annually. During 2008, an impairment of $7.3 million was recognized for the trade name intangible acquired as part of the RHLLC acquisition. The fair value of the trade name was determined based on discounted future cash flows.

12. CONDENSED FAIR VALUE INFORMATION

FAIR VALUE HIERARCHY

In accordance with ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. The levels are as follows:

      Level 1 - Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash and cash equivalents and separate account assets.

      Level 2 - Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model- based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

      Level 3 - Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread- based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include private placements, structured products, and certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

DETERMINATION OF FAIR VALUE

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

The following tables present categories reported at fair value on a recurring basis for the year ending December 31, 2009:

                                                                            2009
                                             -------------------------------------------------------------------
                                                                           FAIR VALUE HIERARCHY LEVEL
                                                               -------------------------------------------------
                                                FAIR VALUE        LEVEL 1           LEVEL 2          LEVEL 3
                                             -------------------------------------------------------------------
                                                                        (In Thousands)
    Assets:
      Cash equivalents                       $       144,909   $      144,909   $            -   $            -
      Bonds:
         U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                 16,705                -           16,705                -
         Obligations of government-
            sponsored enterprises                    206,336                -          206,336                -
         Corporate securities                        831,625                -          654,623          177,002
         Commercial mortgage-backed
            securities                                40,270                -           38,565            1,705
         Residential mortgage-backed
            securities                             1,316,339                -        1,233,270           83,069
         Other mortgage-backed securities             62,942                -           62,942                -
         Collateralized debt obligations              71,199                -            2,278           68,921
         Other debt obligations                      354,581                -           78,320          276,261
                                             -------------------------------------------------------------------
      Total bonds                                  2,899,997                -        2,293,039          606,958
                                             -------------------------------------------------------------------
      Equity securities:
         Financial                                     4,513                -            1,927            2,586
         Fund                                         30,768                -           30,768                -
         Technology                                    4,869                -            4,869                -
         Transportation                                    1                -                -                1
         Government                                   64,760                -                -           64,760
                                             -------------------------------------------------------------------
      Total equities                                 104,911                -           37,564           67,347
                                             -------------------------------------------------------------------
      Short-term                                      69,959                -           69,959                -
      Separate account assets                      4,980,210        4,980,210                -                -
                                             -------------------------------------------------------------------
    Total assets                             $     8,199,986   $    5,125,119   $    2,400,562   $      674,305
                                             ===================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

                                                                            2009
                                             -------------------------------------------------------------------
                                                                           FAIR VALUE HIERARCHY LEVEL
                                                               -------------------------------------------------
                                               FAIR VALUE          LEVEL 1          LEVEL 2          LEVEL 3
                                             -------------------------------------------------------------------
                                             (In Thousands)
    Liabilities:
      Interest rate swaps                    $         1,657   $            -   $            -   $        1,657
                                             -------------------------------------------------------------------
    Total liabilities                        $         1,657   $            -   $            -   $        1,657
                                             ===================================================================

The following tables present categories reported at fair value on a recurring basis for the year ending December 31, 2008:

                                                                            2008
                                             -------------------------------------------------------------------
                                                                           FAIR VALUE HIERARCHY LEVEL
                                                               -------------------------------------------------
                                                FAIR VALUE         LEVEL 1          LEVEL 2          LEVEL 3
                                             -------------------------------------------------------------------
                                                                        (In Thousands)
    Assets:
      Cash equivalents                       $        50,872   $       50,872   $            -   $            -
      Bonds:
         U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                 14,834                -           14,834                -
         Obligations of government-
            sponsored enterprises                     10,923                -           10,923                -
         Corporate securities                      1,110,656                -          913,841          196,815
         Commercial mortgage-backed
            securities                                  137                 -              137                -
         Residential mortgage-backed
            securities                             1,498,611                -        1,498,611                -
         Other mortgage-backed securities             23,078                -           23,078                -
         Collateralized debt obligations              94,677                -            8,450           86,227
         Other debt obligations                      148,891                -           29,953          118,938
                                             -------------------------------------------------------------------
      Total bonds                                  2,901,807                -        2,499,827          401,980
      Equity securities:
         Financial                                     1,960                -                -            1,960
         Fund                                         14,121                -           14,121                -
         Transportation                                    1                -                -                1
         Government                                   66,170                -                -           66,170
                                             -------------------------------------------------------------------
      Total equities                                  82,252                -           14,121           68,131
      Separate account assets                      4,507,767        4,507,767                -                -
                                             -------------------------------------------------------------------
    Total assets                             $     7,542,698   $    4,558,639   $    2,513,948   $      470,111
                                             ===================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

                                                                            2008
                                             -------------------------------------------------------------------
                                                                           FAIR VALUE HIERARCHY LEVEL
                                                               -------------------------------------------------
                                                FAIR VALUE         LEVEL 1          LEVEL 2          LEVEL 3
                                             -------------------------------------------------------------------
                                                                        (In Thousands)
     Liabilities:
       Interest rate swaps                   $         5,796   $            -   $            -   $        5,796
                                             -------------------------------------------------------------------
     Total liabilities                       $         5,796   $            -   $            -   $        5,796
                                             ===================================================================

The changes for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2009 and 2008, are as follows:


                                          TOTAL REALIZED/UNREALIZED                                                     CHANGE IN
                                              GAINS AND LOSSES                                                         UNREALIZED
                                         ----------------------------                                                     GAINS
                                                         INCLUDED IN     PURCHASES,                                    (LOSSES) IN
                            BALANCE AT     INCLUDED         OTHER        ISSUANCES,                     BALANCE AT       NET LOSS
                            JANUARY 1,        IN        COMPREHENSIVE    SALES, AND                    DECEMBER 31,   FOR POSITIONS
                              2009         NET LOSS     INCOME (LOSS)   SETTLEMENTS       TRANSFERS        2009         STILL HELD
                          ----------------------------------------------------------------------------------------------------------
                                                                       (In Thousands)
Assets:
  Bonds:
  Corporate securities    $     196,815  $     (2,652)  $      15,495  $        2,484   $    (35,140)  $    177,002   $      12,843
  Commercial mortgage-
     backed securities                -             -              33            (257)         1,929          1,705              33
  Residential mortgage-
     backed securities                -             -          17,486          (5,786)        71,369         83,069          17,486
  Collateralized debt
     obligations                 86,227       (23,582)        (22,150)         25,866          2,560         68,921         (45,732)
  Other debt obligations        118,938       (16,716)         13,668         162,159         (1,788)       276,261          (3,048)
                          ----------------------------------------------------------------------------------------------------------
  Total bonds                   401,980       (42,950)         24,532         184,466         38,930        606,958         (18,418)

  Equities:
      Financial                   1,960             -           1,608               2           (984)         2,586           1,608
      Transportation                  1             -               -               -              -              1               -
      Government                 66,170             -               -          (1,410)             -         64,760               -
                          ----------------------------------------------------------------------------------------------------------
  Total equities                 68,131             -           1,608          (1,408)          (984)        67,347           1,608
                          ----------------------------------------------------------------------------------------------------------
Total assets              $     470,111  $    (42,950)  $      26,140  $      183,058   $     37,946   $    674,305   $     (16,810)
                          ==========================================================================================================
Liabilities:
   Interest rate swaps    $       5,796  $     (1,390)  $           -  $       (2,749)  $          -   $      1,657   $           -
                          ==========================================================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

                                                                                                                        CHANGE IN
                                          TOTAL REALIZED/UNREALIZED                                                    UNREALIZED
                                               GAINS AND LOSSES                                                           GAINS
                                         ----------------------------
                                                         INCLUDED IN      PURCHASES,                                   (LOSSES) IN
                            BALANCE AT     INCLUDED         OTHER         ISSUANCES,                    BALANCE AT      NET LOSS
                            JANUARY 1,        IN        COMPREHENSIVE     SALES, AND                   DECEMBER 31,   FOR POSITIONS
                              2008         NET LOSS         INCOME       SETTLEMENTS     TRANSFERS         2008         STILL HELD
                          ----------------------------------------------------------------------------------------------------------
                                                                       (In Thousands)
Assets:
  Bonds                   $     880,800  $   (377,867)  $       9,552  $     (115,760)  $      5,255   $    401,980   $    (206,835)
  Equities                       84,888        (5,400)         (4,256)         (7,101)             -         68,131          (4,127)
  Mutual funds                   12,912             -               -               -        (12,912)             -               -
                          ----------------------------------------------------------------------------------------------------------
Total assets              $     978,600  $   (383,267)  $       5,296  $     (122,861)  $     (7,657)  $    470,111   $    (210,962)
                          ==========================================================================================================
Liabilities:
   Interest rate swaps    $       2,561  $      1,202   $           -  $        2,033   $          -   $      5,796   $           -
                          ==========================================================================================================

Assets transferred into and out of Level 3 during 2009 were $80.1 million and $42.2 million, respectively, and during 2008 were $5.3 million and $12.9 million, respectively. The majority of assets transferred into Level 3 include those assets that the Company was no longer able to obtain a price from a recognized third-party pricing vendor. The majority of assets transferred out of Level 3 include assets that were sold during 2009 or 2008.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash equivalents and short-term investments - The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

      Investment securities - Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, from applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business-owned life insurance and mortgage loans - The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

      Interest rate swaps - Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

      Policy loans - Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

      Investment-type insurance contracts - The fair values of the Company's reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

      Long-term debt and mortgage debt - Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

      Separate account assets and liabilities - The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

ASC Topic 825, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

ASC Topic 825 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                             DECEMBER 31, 2009                DECEMBER 31, 2008
                                      ----------------------------------------------------------------
                                         CARRYING           FAIR           CARRYING          FAIR
                                          AMOUNT           VALUE            AMOUNT          VALUE
                                      ----------------------------------------------------------------
                                                                (In Thousands)

    Cash and cash equivalents         $      332,945   $      332,945   $     211,333   $     211,333
    Bonds (Note 2)                         2,930,462        2,929,390       2,927,915       2,927,126
    Equity securities (Note 2)               104,911          104,911          82,252          82,252
    Notes receivable from affiliate          740,239          778,925         740,239         756,100
    Mortgage loans                            10,746           10,746          12,642          12,642
    Policy loans                             113,128          113,929         121,838         122,372
    Business-owned life insurance             22,606           22,606          26,500          26,500
    Separate account assets                4,980,210        4,980,210       4,507,767       4,507,767
    Supplementary contracts
      without life contingencies             (10,249)         (10,059)        (11,681)        (13,273)
    Individual and group annuities        (4,041,627)      (3,976,037)     (4,206,905)     (4,075,868)
    Long-term debt                          (150,000)         (53,429)       (150,000)        (51,412)
    Mortgage debt                            (38,639)         (40,300)        (40,549)        (47,403)
    Interest rate swaps                       (1,657)          (1,657)         (5,796)         (5,796)
    Separate account liabilities          (4,980,210)      (4,980,210)     (4,507,767)     (4,507,767)

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES

In 2008, the Company's subsidiaries leased office space under several operating lease agreements. The leases contained escalation clauses that varied but averaged at a rate of 2%. Total expense for all operating leases amounted to $3,439,000 for the year ending December 31, 2008. These subsidiaries were sold on December 30, 2008. There was no operating lease expense in 2009.

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $9.9 million and $15.0 million at December 31, 2009 and 2008, respectively, over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2009 and 2008, the Company has reserved $1,680,000 and $1,982,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

ERISA Matters: The Company has been named, among several others, as defendants in a putative class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to National Education Association's (NEA) Member Benefits Corporation under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company (including
SDI), unaffiliated companies, and individuals. The plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The plaintiffs seek unspecified damages and injunctive relief. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The court granted defendants' motions to dismiss on May 23, 2008 and all claims against the Company and the other defendants were dismissed. The plaintiffs appealed this decision to the Ninth Circuit Court of Appeals. All briefs were filed, and oral arguments were held. The U.S. Department of Labor filed an amicus brief supporting the defendants' position in this matter. The Company does not believe that the class action claims have merit and intends to defend against the claims vigorously.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

BMCA Asbestos litigation: The Company has been named as a party in the case of Official Committee of Asbestos Claimants of G-I Holdings, Inc., v. BMCA Holdings Corporation of America, et. al., Case No. 01-30135. On July 7, 2004, the Official Committee Asbestos Claimants (the Asbestos Committee) in the G-I Holdings Inc. bankruptcy proceeding filed an adversary proceeding complaint (as subsequently amended) against Security Benefit Group, which was merged with and into SBC on January 1, 2005, and the Company, among hundreds of other defendants who purportedly held publicly traded bonds issued by a subsidiary of G-I Holdings, Inc., Building Materials Corporation of America (BMCA). The Asbestos Committee alleges the transfer of a certain roofing business to BMCA in 1994 was a "fraudulent transfer." Recovery is sought against the alleged "initial transferee" of the roofing business, BMCA, as well as alleged "mediate" or "immediate" transferees of those assets, specifically the holders of various public debt issues by BMCA. Because the BMCA bondholders acquired liens on the assets of BMCA in December 2000, the Asbestos Committee alleges that the bondholders acquired the same roofing business assets (or a security interest therein) originally transferred in 1994. The Asbestos Committee seeks to (1) acquire all the assets of BMCA as assets of G-I Holdings, where the Asbestos Committee is a substantial creditor; (2) set aside liens in those assets currently held by the bondholders; and (3) recover principal and interest paid on the bonds since December 2000. In connection with a cost-benefit analysis ordered by the bankruptcy court, the Asbestos Committee has submitted a proposed second amended complaint that seeks similar relief but proceeds on additional theories, including that the liens acquired by the bondholders in December 2000 were themselves fraudulent transfers of G-I Holdings' assets. The Company and other defendant bondholders have denied the Asbestos Committee's claims. A motion to dismiss the amended complaint was argued to the bankruptcy court on April 5, 2005 and denied by the bankruptcy court in January 2006. Subsequently, the United States District Court for the District of New Jersey directed the bankruptcy court to conduct further proceedings, including a cost-benefit analysis, to determine whether the action should proceed, be dismissed, or be stayed pending resolution of other matters in the bankruptcy court. Through January 31, 2008, however, the cost-benefit analysis was stayed pending a mediation of all disputes between G-I Holdings, Inc, BMCA and the Asbestos Committee (not involving the bondholders). The stay was terminated on February 1, 2008, but reinstated when settlement talks between such parties resumed in the summer of 2008. Those talks resulted in an agreed Plan of Reorganization for G-I Holdings pursuant to which all claims against the bondholders would be dismissed with prejudice upon confirmation of the plan. The Disclosure Statement was approved

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

by the bankruptcy court on December 4, 2008 and plan confirmation proceedings were scheduled. The settlement was presented to the bankruptcy court for approval. In the meantime, the IRS filed an objection to the settlement claiming the settlement failed to properly address IRS liens. The EPA also filed an objection maintaining the debtors had not made adequate provisions for its claims. A revised reorganization plan was filed in July 2009. The revised plan includes a release for bondholders, including the Company. The court accepted the plan and overruled all objections. The IRS has appealed the decision. The Third Circuit granted the IRS's request for stay. The debtors have asked for the stay to be dismissed because the appeal is moot given that the G-I Plan has been confirmed, gone effective, and been consummated. The Company is unable to predict the outcome of these matters, nor is management able to estimate the amount or range of possible loss, if any, to the Company. Management believes the outcome of this litigation will not be material to the Company's results of operations or financial condition.

Maclin matter: The Company has been named as a party in the case of London Maclin, Choncyi Maclin, a minor, and Lisa Maclin, as next of friend v. Security Benefit Insurance Companies, Ebonye R. Dillard and John Does 1-5, filed in the Probate Court in Shelby County, Tennessee. Plaintiffs allege the Company owes on a death claim, which the Company has already paid. Plaintiffs claim the Company paid the entire death claim to defendant Ebonye Dillard via electronic funds transfer (EFT). The annuity was paid to all three beneficiaries: one payment sent to defendant Dillard via ETF and the other two payments, belonging to the minor plaintiffs, were paid by check sent by U.S. mail. The Company paid about $70,000 in benefits to the two minor plaintiffs. The checks to the two minor plaintiffs were stolen and cashed by defendant Dillard. As a result of this action, defendant Dillard has been convicted of theft and ordered to pay restitution. Plaintiffs are alleging negligence, breach of contract, and bad faith against the Company. Plaintiffs request damages of $150,000 plus $250,000 in punitive damages. The Company has filed a motion to dismiss. The Company is not able to form a conclusion as to whether an unfavorable outcome is either probable or remote, nor is the Company able to estimate the amount or range of possible loss, if any, to the Company.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

State of Alabama matters: The staff of the Alabama Securities Commission has investigated whether SDI transacted business in Alabama as a broker-dealer or broker-dealer agent for securities without benefit of registration or exemption from registration in violation of the Alabama Securities Act (the Act) and unlawfully effected securities transactions with residents of the state of Alabama from October 11, 2002 to November 21, 2006 in violation of the Act. The staff of the Alabama Securities Commission has presented for the Company's review a consent order under which the Company, SDI, Educator Benefits Corporation (EBC), and the Alabama Education Association (AEA) would agree to disgorge $1,650,000 to participants in products sponsored by the AEA. This amount represents the administrative, advertising, and conference fees that were paid to AEA and EBC from 2000 to 2007 by the Company and another unaffiliated life insurance company. The proposed consent order also seeks from the Company and SDI jointly $75,000 for an administrative assessment and $75,000 to reimburse the Commission for the cost of its investigation. The Company understands that this matter is on hold and has not heard from the Alabama Securities Commission staff since February 2009. The Company intends to vigorously defend this matter.

Guarantees of affiliates: The Company has provided a payment guarantee on behalf of its affiliate, se(2), to certain of se(2)'s customers that have entered into third-party administration agreements with se(2).

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company's results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. LONG-TERM DEBT

At December 31, 2009, the Company has access to a $190 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (0.25% at December 31, 2009). The Company had no borrowings under this line of credit at December 31, 2009. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by FHLB, primarily mortgage- backed securities, not already pledged as collateral under existing contracts as of December 31, 2009.

The Company has outstanding surplus notes of $150 million at December 31, 2009 and 2008. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016 and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

15. MORTGAGE DEBT

The primary mortgage financing for the Company's home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies (see Note 1).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. MORTGAGE DEBT (Continued)

The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $30.5 million of other marketable securities. At December 31, 2009, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):


    2010                                                    $     2,042
    2011                                                          2,184
    2012                                                          2,335
    2013                                                          2,497
    2014                                                          2,670
    Thereafter                                                   26,911
                                                            ------------
                                                            $    38,639
                                                            ============

16. RELATED-PARTY TRANSACTIONS

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2009 was $40,000,000. In June 2009, SBC collateralized the note with the Company with 39.5% of the membership interest in RHLLC and 10% of the profits class membership interest and capital class membership interest in SI.

On April 7, 2008, the Company entered into an intercompany promissory note due from SBC totaling $250,000,000 payable in full at maturity on May 20, 2018. Interest on the principal amount of the note is due and payable at an annual rate of 6.96% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2009 was $250,000,000. In June 2009, SBC collateralized the note with the Company with 39.5% of the membership interest in RHLLC and 10% of the profits class membership interest and capital class membership interest in SI.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. RELATED-PARTY TRANSACTIONS (continued)

On December 30, 2008, the Company sold its interest in RHLLC, SGI, and SI to SBC in exchange for an intercompany promissory note equal to the aggregate GAAP book value of its membership interest in the aforementioned entities, which totaled $450,239,000. The note is payable in full at maturity on December 31, 2023. Interest on the principal amount of the note is due and payable calendar-quarterly in arrears commencing on March 31, 2009. Interest on the note is payable in an amount equal to 100% of the GAAP net income associated with (1) 60.5% of the membership interest of RHLLC adjusted for purchase price amortization, (2) 90% of the membership interest of SI, and (3) 100% of the profits class membership interest in SGI. The note has been collateralized by 60.5% of the membership interest in RHLLC, 90% of the membership interest in SI, and 100% of the membership interest in SGI. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In the event SBC prepays any of the principal, a proportionate amount of the membership interests pledged will also be released. The principal balance at December 31, 2009 was $450,239,000.

Officer mortgage loans in the accompanying balance sheets include amounts due from officers of $10,746,000 and $12,642,000 at December 31, 2009 and 2008,
respectively. On December 31, 2008, SBC contributed these mortgage loans to SBL of $12,642,000 along with accrued interest of $49,000. Such loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 4.5%.

On December 31, 2008, SBC contributed all of the outstanding common stock in SDI to SBL.

The Company paid $51,752,000 and $39,124,000 in 2009 and 2008, respectively, to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $1,308,000 and a receivable from its affiliates of $13,303,000 for the years ended December 31, 2009 and 2008, respectively.

The Company paid $22,800,000 and $46,700,000 in dividends to SBC in 2008 and 2007, respectively. In 2009, the Company distributed a noncash dividend to SBC for the deferred acquisition costs transferred to RDI (see Note 1).

The Company formerly wrote conversion and third-party administration contracts (the TPA Contracts) on behalf of se(2). All of the revenue associated with the TPA Contracts was collected by the Company, but the performance of the services under such contracts was delegated to se(2).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. RELATED-PARTY TRANSACTIONS (continued)

The Company paid $8,762,000 and $17,456,000 to se(2) during 2009 and 2008, respectively, for administrative services related to the TPA Contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for the TPA Contracts. Effective October 1, 2009, the TPA Contracts were assigned to se(2), and management fees are no longer paid to se(2) by the Company in connection with the TPA Contracts.

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 2008 the State of Kansas granted approval of a permitted accounting practice that differed from NAIC SAP that allowed the Company to record a maximum DTA of the lesser of the amount of DTA expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus. As a result of this permitted practice, the Company's statutory DTA and its statutory capital and surplus were increased by $13,325,000 at December 31, 2008, but its statutory net income was not impacted. The Company's use of this permitted practice did not prevent any trigger of a regulatory control event. No permitted practice was requested by the Company for 2009, since the NAIC formally adopted new accounting guidance in Statement of Statutory Accounting Principles (SSAP) No. 10(R), Income Taxes.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS (continued)

Statutory capital and surplus, including surplus notes (see Note 14) of the insurance operations were $427,351,000 and $300,551,000 at December 31, 2009 and 2008, respectively. Statutory net income of the insurance operations was a loss of $21,098,000 and $317,408,000 and income of $19,138,000 for the years ended
December 31, 2009, 2008, and 2007, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company's capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company's adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2009, the Company's statutory adjusted capital per the RBC calculation is $469,827,000 as compared to its company action level RBC of $145,890,000 and its authorized control level RBC of $72,945,000.

The Company may not, without notice to the Commissioner of Insurance of the State of Kansas (the Commissioner) and (A) the expiration of thirty (30) days without disapproval by the Commissioner or (B) the Commissioner's earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding twelve (12) months exceeds the greater of (1) ten percent (10%) of its surplus as regards policyholders as of the preceding December 31 and (2) the net gain from operations, not including realized capital gains, for the twelve
(12) month period ending on the preceding December 31. The maximum amount of dividends the Company may pay in 2010, without the disapproval or with the approval of the Commissioner, is $39,807,000.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS (continued)

At December 31, 2009, SDI had net capital of $13,357,000, which was $12,770,000 in excess of its required net capital of $587,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to the subparagraph (k)(1) thereof. SDI's ratio of aggregate indebtedness to net capital was .66 to 1 at December 31, 2009.

18. SUBSEQUENT EVENTS

On February 25, 2010, SBC issued a note (the Note) in the principal amount of $175 million to the Investor in return for receipt of $175 million in cash, the proceeds of which were contributed to the Company. The Note matures on the earlier to occur of (i) March 31, 2011, or (ii) the date that certain termination events occur under the purchase and sale agreement, and together with any interest thereon, will convert to equity of SBC upon closing of the acquisition transaction. The Note is (a) secured by a first priority lien on all of SBC's interest in the outstanding membership interests of each of RHLLC, SGI and SI and all of the outstanding stock of se2, and (b) guaranteed by RHLLC, SGI, SI and se2, which guarantee is secured by all of the assets of SGI, SI and se2.

Subsequent events have been evaluated through April 26, 2010, which is the date the consolidated financial statements were issued.

FINANCIAL STATEMENTS

Variable Annuity Account XI
Year Ended December 31, 2009
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account XI

                              Financial Statements

                          Year Ended December 31, 2009



                                    CONTENTS

Report of Independent Registered Public Accounting Firm .................  1

Audited Financial Statements

Statements of Net Assets ................................................  3
Statements of Operations ................................................  6
Statements of Changes in Net Assets .....................................  9
Notes to Financial Statements ........................................... 13

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XI
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account XI (the Account), a separate account of Security Benefit Life Insurance Company consisting of the AIM V.I. Global Real Estate, AIM V.I. International Growth, Goldman Sachs Capital Growth, Goldman Sachs VIT Structured Small Cap Equity, Janus Aspen Janus Portfolio, Neuberger Berman AMT Socially Responsive, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex VT Energy Services, SBL All Cap Value, SBL Global, SBL Large Cap Value, SBL Mid Cap Value, and T. Rowe Price Mid-Cap Growth subaccounts, as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XI at December 31, 2009, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


Kansas City, Missouri
April 30, 2010

                          Variable Annuity Account XI

                            Statements of Net Assets

                               December 31, 2009

                                                                                GOLDMAN SACHS
                                AIM V.I.         AIM V.I.                       VIT STRUCTURED
                               GLOBAL REAL     INTERNATIONAL   GOLDMAN SACHS      SMALL CAP       JANUS ASPEN
                                 ESTATE           GROWTH       CAPITAL GROWTH      EQUITY       JANUS PORTFOLIO
                            ------------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $       8,975    $       16,271   $      403,596   $      214,339   $         1,600
                            ------------------------------------------------------------------------------------
Total assets                        8,975            16,271          403,596          214,339             1,600
                            ------------------------------------------------------------------------------------
Net assets                  $       8,975    $       16,271   $      403,596   $      214,339   $         1,600
                            ====================================================================================
Units outstanding                     661             1,093           38,683           18,460               115

Unit value                  $       13.58    $        14.89   $        10.44   $        11.61   $         13.88

Mutual funds, at cost       $       6,679    $       12,982   $      449,773   $      305,600   $           994
Mutual fund shares                    739               626           37,061           24,302                76

See accompanying notes.

                          Variable Annuity Account XI

                               December 31, 2009

                               NEUBERGER
                               BERMAN AMT
                                SOCIALLY        PIMCO VIT       PIMCO VIT        RYDEX VT         SBL ALL CAP
                               RESPONSIVE      REAL RETURN     TOTAL RETURN    ENERGY SERVICES       VALUE
                            ------------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $       18,927   $       63,840   $      158,756   $        11,046   $    1,203,336
                            ------------------------------------------------------------------------------------
Total assets                        18,927           63,840          158,756            11,046        1,203,336
                            ------------------------------------------------------------------------------------
Net assets                  $       18,927   $       63,840   $      158,756   $        11,046   $    1,203,336
                            ====================================================================================
Units outstanding                    1,407            5,379           13,524               741           51,172

Unit value                  $        13.45   $        11.87   $        11.74   $         14.91   $        23.52

Mutual funds, at cost       $       14,643   $       64,744   $      161,915   $         8,868   $    1,187,602
Mutual fund shares                   1,559            5,132           14,672               503           62,870

See accompanying notes.

                          Variable Annuity Account XI

                               December 31, 2009

                                                                                T. ROWE PRICE
                                               SBL LARGE CAP   SBL MID CAP         MID-CAP
                              SBL GLOBAL           VALUE          VALUE            GROWTH
                            -------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $     542,488   $        9,240   $      460,486   $      1,478,869
                            -------------------------------------------------------------------
Total assets                      542,488            9,240          460,486          1,478,869
                            -------------------------------------------------------------------
Net assets                  $     542,488   $        9,240   $      460,486   $      1,478,869
                            ===================================================================
Units outstanding                  38,250              730           29,599             55,650

Unit value                  $       14.19   $        12.66   $        15.57   $          26.57

Mutual funds, at cost       $     596,179   $        8,214   $      401,720   $      1,617,316
Mutual fund shares                 61,229              416            9,388             73,175

See accompanying notes.

                          Variable Annuity Account XI

                            Statements of Operations

                          Year Ended December 31, 2009

                                                                                                GOLDMAN SACHS
                                           AIM V.I.          AIM V.I.                           VIT STRUCTURED
                                         GLOBAL REAL       INTERNATIONAL     GOLDMAN SACHS        SMALL CAP        JANUS ASPEN
                                           ESTATE             GROWTH         CAPITAL GROWTH        EQUITY        JANUS PORTFOLIO
                                        -----------------------------------------------------------------------------------------
Investment income (loss):
  dividend distributions                $           -    $           215    $          1,595    $       2,211    $             5
  Expenses:
    Mortality and expense risk charge             (29)               (45)             (1,505)            (824)                (5)
    Other expense charge                          (59)               (90)             (3,045)          (1,666)               (11)
                                        -----------------------------------------------------------------------------------------
Net investment income (loss)                      (88)                80              (2,955)            (279)               (11)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                     -                  -                   -                -                  -
    Realized capital gain (loss) on
      sales of fund shares                          9                 18             (20,058)         (16,199)                 4
    Change in unrealized
      appreciation/depreciation on
      investments during the year               2,468              3,041             146,913           59,894                606
                                        -----------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                     2,477              3,059             126,855           43,695                610
                                        -----------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $       2,389    $         3,139    $        123,900    $      43,416    $           599
                                        =========================================================================================

See accompanying notes.

                           Variable Annuity Account XI

                          Year Ended December 31, 2009

                                           NEUBERGER
                                          BERMAN AMT
                                           SOCIALLY        PIMCO VIT        PIMCO VIT          RYDEX VT           SBL ALL CAP
                                          RESPONSIVE      REAL RETURN      TOTAL RETURN     ENERGY SERVICES          VALUE
                                        --------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $         322    $         408    $        2,118    $             -    $            -
  Expenses:
    Mortality and expense risk charge             (66)             (79)             (243)               (22)           (4,543)
    Other expense charge                         (130)            (159)             (491)               (43)           (5,653)
                                        --------------------------------------------------------------------------------------
Net investment income (loss)                      126              170             1,384                (65)          (10,196)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                     -            2,387             4,612                313                 -
    Realized capital gain (loss) on
      sales of fund shares                         25                6               835                 17           (23,520)
    Change in unrealized
      appreciation/depreciation on
      investments during the year               3,904             (838)           (3,159)             2,178           317,523
                                        --------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                     3,929            1,555             2,288              2,508           294,003
                                        --------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $       4,055    $       1,725    $        3,672    $         2,443    $      283,807
                                        ======================================================================================

See accompanying notes.

                           Variable Annuity Account XI

                          Year Ended December 31, 2009

                                                                                           T. ROWE PRICE
                                                          SBL LARGE CAP    SBL MID CAP         MID-CAP
                                          SBL GLOBAL          VALUE           VALUE            GROWTH
                                        ------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $            -    $           -    $         -    $             -
  Expenses:
    Mortality and expense risk charge           (2,249)             (17)        (1,923)            (5,658)
    Other expense charge                        (2,799)             (21)        (2,393)           (11,441)
                                        ------------------------------------------------------------------
Net investment income (loss)                    (5,048)             (38)        (4,316)           (17,099)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                      -                -              -              1,464
    Realized capital gain (loss) on
      sales of fund shares                     (26,107)               4         90,505            (63,200)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              115,986            1,026         58,124            533,250
                                        ------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                     89,879            1,030        148,629            471,514
                                        ------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $       84,831    $         992    $   144,313    $       454,415
                                        ==================================================================

See accompanying notes.

                           Variable Annuity Account XI

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2009 and 2008

                                              AIM V.I. GLOBAL REAL                  AIM V.I. INTERNATIONAL
                                                    ESTATE                                 GROWTH
                                            2009               2008*               2009             2008*
                                      ------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $           (88)   $            197    $           80     $          35
    Capital gains distributions                     -                 311                 -               100
    Realized capital gain (loss) on
       sales of fund shares                         9                   -                18                 -
    Change in unrealized
       appreciation/depreciation on
       investments during the year              2,468                (172)            3,041               248
                                      ------------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations                 2,389                 336             3,139               383

  From contract owner
    transactions:
    Variable annuity deposits                       -                   -                 -                 -
    Terminations and withdrawals                    -                   -                 -                 -
    Transfers between
       subaccounts, net                         2,250               4,000             7,749             5,000
                                      ------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                                2,250               4,000             7,749             5,000
                                      ------------------------------------------------------------------------
Net increase (decrease) in net
 assets                                         4,639               4,336            10,888             5,383
Net assets at beginning of year                 4,336                   -             5,383                 -
                                      ------------------------------------------------------------------------
Net assets at end of year             $         8,975     $         4,336    $       16,271     $       5,383
                                      ========================================================================

                                                                              GOLDMAN SACHS VIT
                                               GOLDMAN SACHS CAPITAL         STRUCTURED SMALL CAP
                                                     GROWTH                         EQUITY
                                             2009             2008          2009             2008
                                        --------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $      (2,955)   $     (5,344)   $       (279)   $     (1,973)
    Capital gains distributions                     -               -               -             425
    Realized capital gain (loss) on
       sales of fund shares                   (20,058)         (7,941)        (16,199)        (26,907)
    Change in unrealized
       appreciation/depreciation on
       investments during the year            146,913        (206,530)         59,894         (78,492)
                                        --------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations               123,900        (219,815)         43,416        (106,947)

  From contract owner
    transactions:
    Variable annuity deposits                  13,496          15,543           3,202           4,433
    Terminations and withdrawals              (19,761)        (36,846)        (12,787)        (24,019)
    Transfers between
       subaccounts, net                        (3,290)        (50,390)         (4,721)        (54,842)
                                        --------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                               (9,555)        (71,693)        (14,306)        (74,428)
                                        --------------------------------------------------------------
Net increase (decrease) in net
 assets                                       114,345        (291,508)         29,110        (181,375)
Net assets at beginning of year               289,251         580,759         185,229         366,604
                                        --------------------------------------------------------------
Net assets at end of year               $     403,596    $    289,251    $    214,339    $    185,229
                                        ==============================================================

*For the period from October 24, 2008 (inception date) to December 31, 2008. See accompanying notes.

                           Variable Annuity Account XI

                     Years Ended December 31, 2009 and 2008

                                      JANUS ASPEN
                                         JANUS         NEUBERGER BERMAN AMT                                    PIMCO VIT
                                       PORTFOLIO       SOCIALLY RESPONSIVE          PIMCO VIT REAL RETURN     TOTAL RETURN
                                         2009          2009          2008*           2009          2008*         2009
                                      -------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (11)   $       126   $        (9)   $       170   $          -   $      1,384
    Capital gains distributions                -              -             -          2,387              -          4,612
    Realized capital gain (loss) on
       sales of fund shares                    4             25             -              6              -            835
    Change in unrealized
       appreciation/depreciation on
       investments during the year           606          3,904           380           (838)           (66)        (3,159)
                                      -------------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              599          4,055           371          1,725            (66)         3,672

  From contract owner
    transactions:
    Variable annuity deposits                  -          1,001             -          1,002              -              -
    Terminations and withdrawals               -              -             -              -              -        (41,113)
    Transfers between
       subaccounts, net                    1,001          3,500        10,000         56,179          5,000        196,197
                                      -------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           1,001          4,501        10,000         57,181          5,000        155,084
                                      -------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets                                    1,600          8,556        10,371         58,906          4,934        158,756
Net assets at beginning of year                -         10,371             -          4,934              -              -
                                      -------------------------------------------------------------------------------------
Net assets at end of year             $    1,600    $    18,927   $    10,371    $    63,840   $      4,934   $    158,756
                                      =====================================================================================

*For the period from October 24, 2008 (inception date) to December 31, 2008. See accompanying notes.

                           Variable Annuity Account XI

                     Years Ended December 31, 2009 and 2008

                                        RYDEX VT
                                         ENERGY                                                                      SBL LARGE
                                        SERVICES          SBL ALL CAP VALUE                   SBL GLOBAL             CAP VALUE
                                         2009           2009             2008             2009            2008          2009
                                      -------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (65)   $     (10,196)   $     (14,407)   $    (5,048)   $     (10,937)   $      (38)
    Capital gains distributions              313                -                -              -                -             -
    Realized capital gain (loss) on
       sales of fund shares                   17          (23,520)          21,280        (26,107)           3,299             4
    Change in unrealized
       appreciation/depreciation on
       investments during the year         2,178          317,523         (651,717)       115,986         (460,759)        1,026
                                      -------------------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations            2,443          283,807         (644,844)        84,831         (468,397)          992
  From contract owner
    transactions:
    Variable annuity deposits                  -           19,954           21,305         13,664           11,078             -
    Terminations and withdrawals               -          (27,394)        (127,320)       (32,916)         (74,550)            -
    Transfers between
       subaccounts, net                    8,603          (12,608)        (193,378)       (32,178)        (600,104)        8,248
                                      -------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           8,603          (20,048)        (299,393)       (51,430)        (663,576)        8,248
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                  11,046          263,759         (944,237)        33,401       (1,131,973)        9,240
Net assets at beginning of year                -          939,577        1,883,814        509,087        1,641,060             -
                                      -------------------------------------------------------------------------------------------
Net assets at end of year             $   11,046    $   1,203,336    $     939,577    $   542,488    $     509,087    $    9,240
                                      ===========================================================================================

See accompanying notes.

                           Variable Annuity Account XI

                     Years Ended December 31, 2009 and 2008

                                                                               T. ROWE PRICE MID-CAP
                                              SBL MID CAP VALUE                      GROWTH
                                            2009             2008*           2009             2008
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (4,316)   $         (6)   $     (17,099)   $      (23,266)
    Capital gains distributions                    -               -            1,464            87,129
    Realized capital gain (loss) on
       sales of fund shares                   90,505               -          (63,200)          (34,590)
    Change in unrealized
       appreciation/depreciation on
       investments during the year            58,124             643          533,250          (846,077)
                                      ------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              144,313             637          454,415          (816,804)

  From contract owner
    transactions:
    Variable annuity deposits                 16,542               -           20,740            28,317
    Terminations and withdrawals            (505,954)              -          (46,104)         (122,380)
    Transfers between
       subaccounts, net                      796,948           8,000          (76,274)         (164,665)
                                      ------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                             307,536           8,000         (101,638)         (258,728)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
 assets                                      451,849           8,637          352,777        (1,075,532)
Net assets at beginning of year                8,637               -        1,126,092         2,201,624
                                      ------------------------------------------------------------------
Net assets at end of year             $      460,486   $       8,637   $    1,478,869   $     1,126,092
                                      ==================================================================

*For the period from October 24, 2008 (inception date) to December 31, 2008. See accompanying notes.

                           Variable Annuity Account XI


                          Notes to Financial Statements

                                December 31, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account XI (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated portfolio of these funds as follows:

                   SUBACCOUNT                                                MUTUAL FUND
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate                    AIM V.I. Real Estate - Series I
AIM V.I. International Growth                  AIM V.I. International Growth - Series II
Goldman Sachs Capital Growth                   Goldman Sachs Capital Growth - Institutional Class
Goldman Sachs VIT Structured SmallCap Equity   Goldman Sachs VIT Structured Small CapEquity -  Institutional Class

Janus Aspen Janus Portfolio (1)(2)             Janus Aspen Janus Portfolio - Service Class
Neuberger Berman AMT Socially Responsive       Neuberger Berman AMT Socially Responsive Portfolio -
                                                  Class S
PIMCO VIT Real Return                          PIMCO VIT Real Return Portfolio - Administrative Class
PIMCO VIT Total Return (1)                     PIMCO VIT Total Return Portfolio - Administrative
                                               Class
Rydex VT Energy Services (1)                   Rydex VT Energy Services
SBL All Cap Value                              SBL Series O (SBL All Cap Value)
SBL Global                                     SBL Series D (SBL Global)
SBL Large Cap Value (1)                        SBL Series B (SBL Large Cap Value)
SBL Mid Cap Value                              SBL Series V (SBL Mid Cap Value)
T. Rowe Price Mid-Cap Growth                   T. Rowe Price Mid-Cap Growth

(1) These subaccounts were available for investment in 2008; however, there was no activity until 2009.

(2) Prior to May 1, 2009 this was Janus Aspen Large Cap Growth.

                           Variable Annuity Account XI

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Funds Management, Inc. serves as investment advisor for the AIM V.I. Global Real Estate and AIM V.I. International Growth. Investment Portfolios in the Goldman Sachs VIT Structured Small Cap Equity Fund and Goldman Sachs Capital Growth Fund are managed by their investment advisor, Goldman Sachs Asset Management. Janus Capital Management, LLC serves as investment advisor for Janus Aspen Janus Portfolio. Neuberger Berman Management, Inc. (NBMI) serves as investment advisor for the Neuberger Berman AMT Socially Responsive Portfolio. Pacific Investment Management Company, LLC serves as investment adviser for PIMCO VIT Real Return and PIMCO VIT Total Return. Rydex Investments serves as investment advisor for Rydex VT Energy Services. Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value, SBL Large Cap Value, and SBL Mid Cap Value. SI has engaged Security Global Investors, LLC to provide subadvisory services for the SBL Global. T. Rowe Price Associates, Inc. serves as investment advisor for the T. Rowe Price Mid-Cap Growth Portfolio.

                           Variable Annuity Account XI

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of the investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2009 were as follows:

                                                   COST OF         PROCEEDS
SUBACCOUNT                                        PURCHASES       FROM SALES
------------------------------------------------------------------------------
AIM V.I. Global Real Estate                      $       2,249    $        87
AIM V.I. International Growth                            7,963            134
Goldman Sachs Capital Growth                            22,098         34,609
Goldman Sachs VIT Structured Small Cap Equity            4,217         18,803
Janus Aspen Janus Portfolio                              1,005             15
Neuberger Berman AMT Socially Responsive                 4,820            193
PIMCO VIT Real Return                                   59,973            235
PIMCO VIT Total Return                                 210,364         49,284
Rydex VT Energy Services                                 8,915             64
SBL All Cap Value                                       31,472         61,715
SBL Global                                              31,525         88,003
SBL Large Cap Value                                      8,248             38
SBL Mid Cap Value                                    1,236,996        933,776
T. Rowe Price Mid-Cap Growth                            16,670        133,942

                           Variable Annuity Account XI

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

As of December 31, 2009, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that would provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                           Variable Annuity Account XI

RECENTLY ADOPTED ACCOUNTING STANDARDS

In June 2009, the FASB issued SFAS No. 168, The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into ASC 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaced SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards Codification(TM) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Account adopted the guidance and it did not have a material impact on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure for events occurring subsequent to the balance sheet date but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Account adopted this guidance for its December 31, 2009 financial statements and has evaluated the impact of subsequent events through the date at which financial statements were issued. The adoption of this guidance did not have a material impact on the financial statements.

FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

   o LEVEL 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

   o LEVEL 2 - Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

   o LEVEL 3 - Unobservable inputs for the asset or liability reflecting internal assumptions.

                           Variable Annuity Account XI

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2009 based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2009.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each subaccount's average daily net assets, except the SBL Large Cap Value, SBL Global, SBL All Cap Value and SBL Mid Cap Value subaccounts, for which the maximum annual rate is 0.59%. SBL is currently charging an annual rate of 0.91% of each subaccount's average daily net assets, except the SBL Large Cap Value, SBL Global, SBL All Cap Value and SBL Mid Cap Value subaccounts, which are being charged an annual rate of 0.56%. In addition, mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.45% of the average daily net assets of each subaccount.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

                           Variable Annuity Account XI

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the period ended December 31, 2009 and 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                              2009                                    2008
                                ----------------------------------   -------------------------------------
                                                            NET                                    NET
                                  UNITS         UNITS    INCREASE        UNITS       UNITS      INCREASE
SUBACCOUNT                       ISSUED       REDEEMED  (DECREASE)      ISSUED      REDEEMED   (DECREASE)
------------------------------------------------------------------   -------------------------------------
AIM V.I. Global Real Estate          247             -        247          414             -          414
AIM V.I. International Growth        611             -        611          482             -          482
Goldman Sachs Capital Growth       2,876        (4,597)    (1,721)       3,310        (9,511)      (6,201)
Goldman Sachs VIT Structured
   Small Cap Equity                  412        (2,043)    (1,631)       1,028        (6,816)      (5,788)
Janus Aspen Janus Portfolio          115             -        115            -             -            -
Neuberger Berman AMT Socially
   Responsive                        408             -        408          999             -          999
PIMCO VIT Real Return              4,894             -      4,894          485             -          485
PIMCO VIT Total Return            17,651        (4,127)    13,524            -             -            -
Rydex VT Energy Services             741             -        741            -             -            -
SBL All Cap Value                  2,357        (3,793)    (1,436)       1,614       (13,293)     (11,679)
SBL Global                         3,203        (7,495)    (4,292)       4,932       (46,023)     (41,091)
SBL Large Cap Value                  730             -        730            -             -            -
SBL Mid Cap Value                 92,633       (63,824)    28,809          790             -          790
T. Rowe Price Mid-Cap Growth       1,373        (6,602)    (5,229)       4,599       (14,448)      (9,849)

                           Variable Annuity Account XI

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2009, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:


 SUBACCOUNT                               2009          2008         2007        2006        2005
--------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE (1)
Units                                      661           414            -           -           -
Unit value                           $   13.58    $    10.47    $       -    $      -    $      -
Net assets                           $   8,975    $    4,336    $       -    $      -    $      -
Ratio of expenses to net assets*          1.36%         1.36%           -%          -%          -%
Investment income ratio**                   - %         9.29%           -%          -%          -%
Total return***                          29.70%         4.70%           -%          -%          -%

AIM V.I. INTERNATIONAL GROWTH (1)
Units                                    1,093           482            -           -           -
Unit value                           $   14.89    $    11.16    $       -    $      -    $      -
Net assets                           $  16,271    $    5,383    $       -    $      -    $      -
Ratio of expenses to net assets*          1.36%         1.36%           -%          -%          -%
Investment income ratio**                 1.98%         1.54%           -%          -%          -%
Total return***                          33.42%        11.60%           -%          -%          -%

GOLDMAN SACHS CAPITAL GROWTH
Units                                   38,683        40,404       46,606      51,867      61,816
Unit value                           $   10.44    $     7.16    $   12.46    $  11.47    $  10.71
Net assets                           $ 403,596    $  289,251    $ 580,759    $    595    $    663
Ratio of expenses to net assets*          1.36%         1.36%        1.36%       1.36%       1.36%
Investment income ratio**                 0.46%         0.13%        0.18%       0.12%       0.13%
Total return***                          45.81%      (42.54)%        8.63%       7.09%       1.55%

                           Variable Annuity Account XI


 SUBACCOUNT                              2009           2008             2007          2006          2005
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED
  SMALL CAP EQUITY
Units                                  18,460         20,091           25,878        31,639        43,461
Unit value                         $    11.61    $      9.22           $14.16    $    17.20    $    15.53
Net assets                         $  214,339    $   185,229    $     366,604    $      544    $      675
Ratio of expenses to net assets*         1.36%          1.36%            1.36%         1.36%         1.36%
Investment income ratio**                1.11%          0.61%            0.34%         0.57%         0.24%
Total return***                         25.92%       (34.89)%         (17.63)%        10.75%         4.63%

JANUS ASPEN JANUS PORTFOLIO (1)
Units                                     115              -                -             -             -
Unit value                         $    13.88    $         -    $           -    $        -    $        -
Net assets                         $    1,600    $         -    $           -    $        -    $        -
Ratio of expenses to net assets*         1.36%             -%               -%            -%            -%
Investment income ratio**                0.65%             -%               -%            -%            -%
Total return***                         34.11%             -%               -%            -%            -%

NEUBERGER BERMAN AMT
  SOCIALLY RESPONSIVE (1)
Units                                   1,407            999                -             -             -
Unit value                         $    13.45    $     10.38    $           -    $        -    $        -
Net assets                         $   18,927    $    10,371    $           -    $        -    $        -
Ratio of expenses to net assets*         1.36%          1.36%               -%            -%            -%
Investment income ratio**                2.20%            - %               -%            -%            -%
Total return***                         29.58%          3.80%               -%            -%            -%

                           Variable Annuity Account XI


 SUBACCOUNT                              2009            2008          2007        2006         2005
-----------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN (1)
Units                                   5,379             485             -           -            -
Unit value                         $    11.87    $      10.17    $        -    $      -     $      -
Net assets                         $   63,840    $      4,934    $        -    $      -     $      -
Ratio of expenses to net assets*         1.36%           1.36%            -%          -%           -%
Investment income ratio**                1.19%           0.09%            -%          -%           -%
Total return***                         16.72%           1.70%            -%          -%           -%

PIMCO VIT TOTAL RETURN (1)
Units                                  13,524               -             -           -            -
Unit value                         $    11.74    $          -    $        -    $      -     $      -
Net assets                         $  158,756    $          -    $        -    $      -     $      -
Ratio of expenses to net assets*         1.36%              -%            -%          -%           -%
Investment income ratio**                2.67%              -%            -%          -%           -%
Total return***                         12.45%              -%            -%          -%           -%

RYDEX VT ENERGY SERVICES (1)
Units                                     741               -             -           -            -
Unit value                         $    14.91    $          -    $        -    $      -     $      -
Net assets                         $   11,046    $          -    $        -    $      -     $      -
Ratio of expenses to net assets*         1.36%              -%            -%          -%           -%
Investment income ratio**                  - %              -%            -%          -%           -%
Total return***                         60.15%              -%            -%          -%           -%

                           Variable Annuity Account XI


 SUBACCOUNT                                  2009            2008              2007          2006          2005
----------------------------------------------------------------------------------------------------------------
SBL ALL CAP VALUE
Units                                      51,172          52,608            64,287        61,519        57,907
Unit value                         $        23.52    $      17.86    $        29.30    $    28.79    $    24.48
Net assets                         $    1,203,336    $    939,577    $    1,883,814    $    1,771    $    1,417
Ratio of expenses to net assets*             1.01%           1.01%             1.01%         1.01%         1.01%
Investment income ratio**                       -%              -%                -%            -%            -%
Total return***                             31.69%        (39.04)%             1.77%        17.62%         2.70%

SBL GLOBAL
Units                                      38,250          42,542            83,632        56,509        40,773
Unit value                         $        14.19    $      11.97            $19.62    $    18.18    $    15.56
Net assets                         $      542,488    $    509,087    $    1,641,060    $    1,027    $      634
Ratio of expenses to net assets*             1.01%           1.01%             1.01%         1.01%         1.01%
Investment income ratio**                       -%              -%                -%            -%            -%
Total return***                             18.55%        (38.99)%             7.95%        16.81%        13.02%

SBL LARGE CAP VALUE (1)
Units                                         730               -                 -             -             -
Unit value                         $        12.66    $          -    $            -    $        -    $        -
Net assets                         $        9,240    $          -    $            -    $        -    $        -
Ratio of expenses to net assets*             1.01%              -%                -%            -%            -%
Investment income ratio**                       -%              -%                -%            -%            -%
Total return***                             25.22%              -%                -%            -%            -%

                           Variable Annuity Account XI


SUBACCOUNT                                2009                2008              2007           2006            2005
--------------------------------------------------------------------------------------------------------------------
SBL MID CAP VALUE (1)
Units                                   29,599                 790                 -              -               -
Unit value                         $     15.57    $          10.93    $            -    $         -    $          -
Net assets                         $   460,486    $          8,637    $            -    $         -    $          -
Ratio of expenses to net assets*          1.01%               1.01%                -%             -%              -%
Investment income ratio**                    -%                  -%                -%             -%              -%
Total return***                          42.45%               9.30%                -%             -%              -%

T. ROWE PRICE MID-CAP GROWTH
Units                                   55,650              60,879            70,728         88,405          96,767
Unit value                         $     26.57    $          18.49    $        31.12    $     26.85    $      25.53
Net assets                         $ 1,478,869    $      1,126,092    $    2,201,624    $     2,374    $      2,470
Ratio of expenses to net assets*          1.36%               1.36%             1.36%          1.36%           1.36%
Investment income ratio**                    -%                  -%             0.21%             -%              -%
Total return***                          43.70%            (40.58)%            15.91%          5.19%          13.18%

                           Variable Annuity Account XI

   * These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund and excluded.

   **These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   (1) For the period from October 24, 2008 (inception date) to December
       31, 2008.

                        Variable Annuity Account XI

5. SUBSEQUENT EVENT

On February 15, 2010, Security Benefit Mutual Holding Company (SBMHC) entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the
Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of SBL.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        a.      Financial Statements

                The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009; and (2) the audited financial statements of Variable Annuity Account XI at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, or for portions of such periods as disclosed in the financial statements.

        b.      Exhibits

                (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

                (2)     Not Applicable

                (3)     (a)     Facilities Agreement(m)

                        (b)     Form of Master Agreement (d)

                        (c)     Distribution Agreement - Scarborough(c)

                        (d)     Distribution Agreement - SDI(e)

                (4)     Group Unallocated Policy Form (GV6059 1-99)(a)

                (5)     Application (GV7624 6-99)(d)

                (6)     (a)     Composite of Articles of Incorporation of SBL(b)

                        (b)     Bylaws of SBL(e)

                (7)     Not Applicable

                (8)     (a)     Participation Agreement - Goldman Sachs (h)

                        (b)     Participation Agreement - T. Rowe Price (h)

                        (c)     Participation Agreement - Neuberger Berman(n)

                        (d)     Participation Agreement - PIMCO(n)

                        (e)     Participation Agreement - Janus (i)

                        (f)     Participation Agreement - AIM (j)

                        (g)     Participation Agreement - Rydex (k)

                        (h)     Information Sharing Agreement - Goldman Sachs
                                (g)

                        (i)     Information Sharing Agreement - T. Rowe Price
                                (g)

                        (j)     Information Sharing Agreement - Security Funds
                                (g)

                        (k)     Information Sharing Agreement - Janus (g)

                        (l)     Information Sharing Agreement - Neuberger Berman
                                (l)

                        (m)     Information Sharing Agreement - PIMCO (l)

                        (n)     Information Sharing Agreement - AIM (l)

                        (o)     Information Sharing Agreement - Rydex (l)

                (9)     Opinion of Counsel(f)

                (10)    (a)     Consent of Independent Registered Public
                                Accounting Firm

                        (b)     Consent of Counsel

                (11)    Not Applicable

                (12)    Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed July 30, 1999).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed October 26, 1999).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed May 1, 2000).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed May 1, 2001).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement 333-84159 (filed April 27, 2007)

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2008).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed May 1, 2006).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).

Item 25. Directors and Officers of the Depositor

              Name and Principal
               Business Address               Positions and Offices with Depositor
               ----------------               ------------------------------------
              Howard R. Fricke*               Chairman, President, Chief Executive Officer and Director

              Kalman Bakk, Jr.*               Senior Vice President and Director

              John F. Guyot*                  Senior Vice President, General Counsel, Secretary and Director

              John F. Frye*                   Senior Vice President, Chief Financial Officer, Treasurer  and
                                              Director


              Name and Principal
               Business Address               Positions and Offices with Depositor
               ----------------               ------------------------------------
              David J. Keith*                 Senior Vice President

              Anne M. Trebino*                Senior Vice President

              Amy J. Lee*                     Vice President, Associate General Counsel and Assistant Secretary

              Carmen R. Hill*                 Assistant Vice President and Chief Compliance Officer

              *One Security Benefit Place, Topeka, KS 66636.



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

        The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2009 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

        The following chart indicates the persons controlled by or under common control with Variable Annuity Account XI or SBL:

                                                                                               Percent of Voting
                                                                                              Securities Owned or
                                                                                                  Controlled
                                                                        Jurisdiction of            by SBMHC
                                       Name                              Incorporation     (directly or indirectly)
                                       ----                              -------------     ------------------------
              Security Benefit Mutual Holding Company                       Kansas                    ---
              (Holding Company)

              Security Benefit Corporation (Holding Company)                Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life           Kansas                   100%
              Insurance Company)

              Security Investors, LLC (Investment Adviser)                  Kansas                   100%

              Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                   100%
              Underwriter)


                                                                                               Percent of Voting
                                                                                              Securities Owned or
                                                                                                  Controlled
                                                                        Jurisdiction of            by SBMHC
                                       Name                              Incorporation     (directly or indirectly)
                                       ----                              -------------     ------------------------
              se(2), inc. (Third Party Administrator)                       Kansas                   100%

              Security Benefit Academy, Inc. (Daycare Company)              Kansas                   100%

              Security Financial Resources, Inc.                            Kansas                   100%
              (Financial Services)

              First Security Benefit Life Insurance and Annuity            New York                  100%
              Company of New York
              (Stock Life Insurance Company)

              Security Global Investors, LLC (Investment Adviser)           Kansas                   100%

              Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                   100%

              Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                  100%

              Padco Advisors, Inc. (Investment Adviser)                    Maryland                  100%

              Padco Advisor II, Inc. (Investment Adviser)                  Maryland                  100%

              Rydex Fund Services, Inc.                                    Maryland                  100%

              Advisor Research Center, Inc.                                Maryland                  100%

              Rydex Advisory Services, LLC                                 Maryland                  100%

              Rydex Specialized Products, LLC                              Delaware                  100%


SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account. As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment adviser to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27. Number of Contractowners

        As of February 28, 2010, there was one contract owner under the Non-Qualified Contract issued under Variable Annuity Account XI.

Item 28. Indemnification

        The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

        The Articles of Incorporation include the following provision:

                (a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

        Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a)(1) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:

                   SBL Variable Annuity Account I
                   SBL Variable Annuity Account III
                   SBL Variable Annuity Account IV
                   Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                   SBL Variable Life Insurance Account (Varilife)
                   Variable Annuity Account IX
                   Account XVI
                   Separate Account XIX
                   Parkstone Advantage Variable Annuity
                   Variflex Separate Account (Variflex)
                   Variflex Separate Account (Variflex ES)
                   Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                   Variable Annuity Account VIII (Variflex Signature)
                   Variable Annuity Account XI (Scarborough Advantage Variable
                    Annuity)
                   SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                    Annuity)
                   SBL Variable Annuity Account XIV (AEA Variable Annuity)
                   SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                    Annuity)
                   SBL Variable Annuity Account XIV (EliteDesigns Variable
                    Annuity)
                   SBL Variable Annuity Account XIV (NEA Valuebuilder)
                   SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                    Income Director Variable Annuity)
                   SBL Variable Annuity Account XIV (SecureDesigns Variable
                    Annuity)
                   SBL Variable Annuity Account XIV (Security Benefit Advisor
                    Variable Annuity)
                   SBL Variable Annuity Account XVII (Classic Strategies
                    Variable Annuity)
                   SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

         (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                   Variable Annuity Account A (AdvisorDesigns Variable
                    Annuity)
                   Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

        (a)(3)  SDI acts as principal underwriter for the following funds:

                SBL Fund

        (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                Nationwide Multi-Flex Variable Account
                Nationwide Variable Account 9

        (b)          Name and Principal                    Position and Offices
                     Business Address *                      with Underwriter
                     ------------------                      ----------------
                     Mark J. Carr                          President and Director

                     James R. Schmank                      Vice President and Director

                     Dale W. Martin, Jr.                   Director

                     Richard Wells                         Director

                     Amy J. Lee                            Secretary and Chief Compliance Officer

                     Richard Martinez                      Treasurer

                     Carmen R. Hill                        Assistant Vice President

                     Christopher D. Swickard               Assistant Secretary

        *       One Security Benefit Place, Topeka, KS 66636-0001

                 ----------------------- ---------------------- ---------------------- --------------------
        (c)      1. Name of Principal    2. Net Underwriting     3. Compensation on       4. Brokerage
                      Underwriter           Discounts and             Redemption           Commissions
                                             Commissions
                 ----------------------- ---------------------- ---------------------- --------------------
                 Security                $873,083.46(1)         N/A                    0
                 Distributors, Inc.
                 ----------------------- ---------------------- ---------------------- --------------------

                 1. Security Benefit Life Insurance Company pays commissions to broker-dealers through Security Distributors, Inc. This is the amount paid to Security Distributors, Inc. in connection with all contracts sold through the Separate Account. Security Distributors, Inc. passes through to the selling broker-dealers all such amounts.

Item 30. Location of Accounts and Records

        All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31. Management Services

        All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

        (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen 16) months old for so long as payments under the Variable Annuity contracts may be accepted.

        (b) Registrant undertakes that it will 1) include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information and
                2) include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

        (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April, 2010.

SIGNATURES AND TITLES
---------------------

                         Security Benefit Life Insurance Company (The Depositor) SBL Variable Annuity Account XI (The Registrant)

                   By:   /s/ Howard R. Fricke
                         -------------------------------------------------------
                         Howard R. Fricke, Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following person in the capacity indicated on April 28, 2010.

                              SIGNATURES AND TITLES
                              ---------------------

By:   /s/ Howard R. Fricke
      ---------------------------------------------------------------
      Howard R. Fricke Chief Executive Officer and Director

By:   /s/ John F. Frye
      ---------------------------------------------------------------
      John F. Frye
      Chief Financial Officer and Director (chief accounting
      officer)


By:   /s/ Kalman Bakk, Jr.
      ---------------------------------------------------------------
      Kalman Bakk, Jr.
      Director

      ---------------------------------------------------------------

                                  EXHIBIT INDEX

(1)     None

(2)     None

(3)     (a)     None

        (b)     None

        (c)     None

        (d)     None

(4)     None

(5)     None

(6)     (a)     None

        (b)     None

(7)     None

(8)     (a)     None

        (b)     None

        (c)     None

        (d)     None

        (e)     None

        (f)     None

        (g)     None

        (h)     None

        (i)     None

        (j)     None

        (k)     None

        (l)     None

        (m)     None

        (n)     None

        (o)     None

(9)     None

(10)    (a)     Consent of Independent Registered Public Accounting Firm

        (b)     Consent of Counsel

(11)    None

(12)    None